       As filed with the Securities and Exchange Commission on February 27, 2006
                                                              File Nos. 33-34813
                                                                        811-2143

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]

POST-EFFECTIVE AMENDMENT NO. 17                                              [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 40                             [X]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                           (Exact Name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                      JOHN HANCOCK PLACE, BOSTON, MA 02117
         (Address Of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, Including Area Code: (617) 663-9196

                           ARNOLD R. BERGMAN, ESQUIRE
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               601 CONGRESS STREET
                              BOSTON, MA 02210-2805
                     (Name and Address of Agent for Service)

                                   ----------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                              3000 K Street, N.W.
                             Washington, D.C. 20007

                                   ----------

It is proposed that this filing become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on May 2, 2005 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X]  on May 1, 2006 pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                              [JOHN HANCOCK LOGO]
                             JOHN HANCOCK ANNUITIES


                                                    Prospectus Dated May 1, 2006



                     INDEPENDENCE PREFERRED VARIABLE ANNUITY
                       INDEPENDENCE 2000 VARIABLE ANNUITY
                          INDEPENDENCE VARIABLE ANNUITY
                           PREVIOUSLY ISSUED CONTRACTS



This PROSPECTUS describes interests in the flexible PURCHASE PAYMENT deferred combination fixed and variable annuity CONTRACTS listed below that were previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY ("JHLICO") or JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO"). These Contracts are no longer offered for sale, however, you may make additional Purchase Payments as permitted under your Contract. In this Prospectus, "WE," "US," "OUR," or "THE COMPANY" refers to the applicable issuer of the Contract. You, the Contract Owner, should refer to the first page of your Contract, to determine which Contact you purchased.



This Prospectus describes the variable portion of the Contracts to which you may allocate additional Purchase Payment, to the extent permitted by your Contract. If you do, the value of your Contract (other than value allocated to a FIXED INVESTMENT OPTION) and VARIABLE ANNUITY benefit payments will vary according to the investment performance of the applicable SUB-ACCOUNTS of one of the following SEPARATE ACCOUNTS, depending on which Contract you purchased:



                           JOHN HANCOCK               JOHN HANCOCK                 JOHN HANCOCK
ISSUER OF CONTRACT  VARIABLE ANNUITY ACCOUNT U  VARIABLE ANNUITY ACCOUNT I  VARIABLE ANNUITY ACCOUNT V
------------------  --------------------------  --------------------------  --------------------------
JHLICO              Independence                Independence Preferred      Independence 2000
JHVLICO                                         Independence Preferred      Independence 2000



We refer to John Hancock Variable Annuity Account U, John Hancock Variable Annuity Account V or John Hancock Variable Annuity Account I singly as a "Separate Account" and collectively as the "Separate Accounts". Each Sub-Account corresponds to one of the following VARIABLE INVESTMENT OPTIONS that we make available on the date of this Prospectus. Certain Variable Investment Options may not be available under a Contract.



                               JOHN HANCOCK TRUST



500 Index Trust B
Active Bond Trust
Blue Chip Growth Trust
Bond Index Trust B
Capital Appreciation Trust
Equity-Income Trust
Global Bond Trust
Growth and Income Trust (formerly, Growth & Income II Trust)
High Yield Trust
International Equity Index Trust B
Managed Trust
Mid Cap Stock Trust
Mid Value Trust
Money Market Trust B
Overseas Equity Trust
Real Estate Securities Trust
Short-Term Bond Trust
Small Cap Growth Trust
Small Cap Value Trust



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               JOHN HANCOCK LIFE INSURANCE COMPANY                            JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
               -----------------------------------                            --------------------------------------------
     ANNUITY SERVICE OFFICE              MAILING ADDRESS               ANNUITY SERVICE OFFICE              MAILING ADDRESS
      601 Congress Street             Post Office Box 55106             601 Congress Street             Post Office Box 55106
Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5106 Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5106
(617) 663-3000 or (800) 732-5543    www.johnhancockannuities.com  (617) 663-3000 or (800) 732-5543   www.johnhancockannuities.com

                                Table of Contents


OVERVIEW.............................................................................     4
GLOSSARY OF SPECIAL TERMS............................................................     5
FEE TABLES...........................................................................     7
     Examples........................................................................     8
BASIC INFORMATION....................................................................    10
   WHAT IS THE CONTRACT?.............................................................    10
   WHO ISSUED MY CONTRACT?...........................................................    10
   WHO OWNS THE CONTRACT?............................................................    10
   IS THE OWNER ALSO THE ANNUITANT?..................................................    10
   HOW CAN I INVEST MONEY IN A CONTRACT?.............................................    10
     Purchase Payments...............................................................    10
     Application for a Contract......................................................    10
     Issue Date and Contract Year....................................................    10
     Limits on Purchase Payments.....................................................    11
     Ways to Make Additional Purchase Payments.......................................    11
     Additional Purchase Payments by Wire............................................    11
   HOW WILL THE VALUE OF MY INVESTMENT CHANGE OVER TIME?.............................    11
   WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?....................................    12
   TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?...    12
     State Law Insurance Requirements................................................    12
     Variations in Charges or Rates..................................................    12
   WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?...............................    12
   HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?................................    13
     Allocation of Purchase Payments.................................................    13
     Procedure for Transferring Your Assets..........................................    13
     Transfers Among Investment Options..............................................    13
     Telephone and Facsimile Transactions............................................    14
     Electronic Information..........................................................    15
     Dollar-Cost Averaging Program...................................................    15
     Strategic Rebalancing...........................................................    15
   WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?..........................    15
       Asset Based Charges...........................................................    15
     Annual Contract Fee.............................................................    15
     Premium Taxes...................................................................    16
     Withdrawal Charge...............................................................    16
   HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?........................................    17
     Surrenders and Partial Withdrawals..............................................    17
     Nursing Home Waiver of Withdrawal Charge Rider..................................    17
     Systematic Withdrawal Plan......................................................    18
     Telephone Withdrawals...........................................................    18
   WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?............    18
     Guaranteed Minimum Death Benefit................................................    18
   CAN I RETURN MY CONTRACT?.........................................................    20
   DESCRIPTION OF THE COMPANY........................................................    21
   HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS....................................    22
   INFORMATION ABOUT THE FUNDS.......................................................    22
   DESCRIPTION OF CHARGES AT THE FUND LEVEL..........................................    25
   THE ACCUMULATION PERIOD...........................................................    25
     Your Value in our Variable Investment Options...................................    25
     Valuation of Accumulation Units.................................................    25
     Your Value in the Fixed Investment Option.......................................    25
   THE ANNUITY PERIOD................................................................    26
     Maturity   Date.................................................................    26
     Choosing Fixed or Variable Annuity Payments.....................................    26
     Selecting an Annuity Option.....................................................    26
     Variable Monthly Annuity Payments...............................................    26
     Assumed Investment Rate.........................................................    27
     Fixed Monthly Annuity Payments..................................................    27
     Annuity Options.................................................................    27
VARIABLE INVESTMENT OPTION VALUATION PROCEDURES......................................    28
DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER...................................    28
MISCELLANEOUS PROVISIONS.............................................................    28
     Assignment; Change of Owner or Beneficiary......................................    28
   WHO SHOULD HAVE PURCHASED THE CONTRACTS?..........................................    29
FEDERAL TAX MATTERS..................................................................    29
   INTRODUCTION......................................................................    29
   OUR TAX STATUS....................................................................    29
   NON-QUALIFIED CONTRACTS (CONTRACTS NOT PURCHASED TO FUND A QUALIFIED PLAN)........    30
     Undistributed Gains.............................................................    30
     Taxation of Annuity Payments....................................................    30
     Surrenders, Withdrawals and Death Benefits......................................    30
       Taxation of Death Benefit Proceeds............................................    31
       Penalty Tax on Premature Distributions........................................    31
     Puerto Rico Non-Qualified Contracts.............................................    31
     Diversification Requirements....................................................    31
   QUALIFIED CONTRACTS (CONTRACTS PURCHASED FOR A QUALIFIED PLAN)....................    32
     Penalty Tax on Premature Distributions..........................................    33
     Tax-Free Rollovers..............................................................    33
     Loans...........................................................................    34
     Puerto Rico Contracts Issued to Fund Retirement Plans...........................    34
   SEE YOUR OWN TAX ADVISER..........................................................    34
PERFORMANCE INFORMATION..............................................................    34
REPORTS..............................................................................    35
VOTING PRIVILEGES....................................................................    35
CERTAIN CHANGES......................................................................    35
     Changes to the Separate Account.................................................    35
     Variations in Charges or Rates for Eligible Classes.............................    35
   DISTRIBUTION OF CONTRACTS.........................................................    36
   EXPERTS...........................................................................    36
   APPENDIX A: EXAMPLE OF WITHDRAWAL CHARGE CALCULATION..............................    37
APPENDIX B: QUALIFIED PLAN TYPES.....................................................    39
APPENDIX U: ACCUMULATION UNIT VALUE TABLES...........................................    42

Additional information about the Contracts and the Separate Accounts is contained in a Statement of Additional Information , dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statements of Additional Information are available without charge upon request by contacting us at the address or telephone number shown on the first page of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents for each Statement of Additional Information below.



JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I



                                                                                          PAGE OF SAI
DISTRIBUTION...........................................................................             2
CALCULATION OF PERFORMANCE DATA........................................................             2
OTHER PERFORMANCE INFORMATION..........................................................             3
CALCULATION OF ANNUITY PAYMENTS........................................................             4
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES...................................             5
PURCHASES AND REDEMPTIONS OF FUND SHARES...............................................             6
THE SEPARATE ACCOUNT...................................................................             6
DELAY OF CERTAIN PAYMENTS..............................................................             7
LIABILITY FOR TELEPHONE TRANSFERS......................................................             7
VOTING PRIVILEGES......................................................................             7
FINANCIAL STATEMENTS...................................................................             9



JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U



                                                                                          PAGE OF SAI
DISTRIBUTION...........................................................................             2
CALCULATION OF PERFORMANCE DATA........................................................             2
OTHER PERFORMANCE INFORMATION..........................................................             3
CALCULATION OF ANNUITY PAYMENTS........................................................             4
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES...................................             5
PURCHASES AND REDEMPTIONS OF FUND SHARES...............................................             6
THE SEPARATE ACCOUNT...................................................................             6
DELAY OF CERTAIN PAYMENTS..............................................................             7
LIABILITY FOR TELEPHONE TRANSFERS......................................................             7
VOTING PRIVILEGES......................................................................             7
FINANCIAL STATEMENTS...................................................................             9

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V



                                                                                          PAGE OF SAI
DISTRIBUTION...........................................................................             2
CALCULATION OF PERFORMANCE DATA........................................................             2
OTHER PERFORMANCE INFORMATION..........................................................             3
CALCULATION OF ANNUITY PAYMENTS........................................................             4
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES...................................             5
PURCHASES AND REDEMPTIONS OF FUND SHARES...............................................             6
THE SEPARATE ACCOUNT...................................................................             6
DELAY OF CERTAIN PAYMENTS..............................................................             7
LIABILITY FOR TELEPHONE TRANSFERS......................................................             7
VOTING PRIVILEGES......................................................................             7
FINANCIAL STATEMENTS...................................................................             9

                                    Overview


This is the Prospectus - it is not any Contract. The Prospectus simplifies many Contract provisions to better communicate a Contract's essential features. Your rights and obligations under the Contracts will be determined by the language of a Contract itself. On request, we will provide the form of Contract for you to review. Please read your Contract and keep it for future reference.



The Contracts described in this Prospectus are no longer offered for sale, however, you may make additional Purchase Payments as permitted under your Contract. This Prospectus contains information that you should know before you exercise any of your rights under the Contract.



Prospectuses for Contracts often undergo certain changes in their terms from year to year to reflect changes in the Contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under a Contract, the alteration of administrative procedures and changes in the INVESTMENT OPTIONS available. Any such change may or may not apply to Contracts issued prior to the effective date of the change. This product Prospectus reflects the status of the product as of the date of this Prospectus. This Prospectus contains information about different products. Therefore, this Prospectus may contain information that is inapplicable to your Contract. Moreover, there may be Supplements and FUND prospectuses included in this package pertaining to Variable Investment Options that are not available to you. You should consult your Contract to verify whether any particular provision applies to you and whether you may elect any particular Investment Option. In the event of any conflict between this Prospectus and your Contract, the terms of your Contract will control.



The Variable Investment Options shown on the first page of this Prospectus are those available as of the date of this Prospectus. We may add, modify or delete Variable Investment Options in the future.



When you select one or more of these Variable Investment Options, we invest your money in NAV shares of a corresponding Fund of the John Hancock Trust (the "Trust"). In this Prospectus, the Funds of the Trust may also be referred to as Funds.



The Trust is a so-called "series" type mutual Fund registered with the "SEC." The investment results of each Variable Investment Option you select will depend on those of the corresponding Fund of the Trust. Each of the Funds is separately managed and has its own investment objective and strategies. The Fund prospectus contains detailed information about each available Fund. Be sure to read that prospectus before selecting any of the Variable Investment Options.



For amounts you don't wish to invest in a Variable Investment Option, you may be able to allocate these amounts to a Fixed Investment Option if permitted in your local jurisdiction. We invest the assets allocated to the Fixed Investment Option in our GENERAL ACCOUNT and they earn interest at a fixed rate, declared by us, subject to a 3% minimum. Neither our General Account nor any interests in our General Account are registered with the SEC or subject to the Federal securities laws.



We refer to the Variable Investment Options and the Fixed Investment Option together as INVESTMENT OPTIONS.



The Contracts are not available in all states. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state .

                            Glossary of Special Terms



The following terms as used in this Prospectus have the indicated meanings:



Accumulation Period: The period between the issue date of the Contract and its Maturity Date. During this period, Purchase Payments are typically made to the Contract by the Owner.



Annuitant: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract on the Maturity Date.



Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.



Annuity Unit: A unit of measure that is used after the Maturity Date to calculate Variable Annuity benefit payments.



Annuity Service Office: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.



Beneficiary: The person, persons or entity entitled to the death benefit under the Contract. The Beneficiary is as specified in the application, unless changed.



Business Day: Any day on which the New York Stock Exchange is open for business and the net asset value of the Funds may be determined.



Code: The Internal Revenue Code of 1986, as amended.



Company: John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company.



Contract: The variable annuity Contracts described by this Prospectus.



Contract Value: At any time before the Maturity Date, the total value of your Contract equals



-     the total amount you invested,



-     minus all charges we deduct,



-     minus all withdrawals you have made,



- plus or minus each Variable Investment Option's positive or negative investment return that we credit daily to any of your Contract's value daily while it is in that option, and



- plus the interest we credit to any of your Contract's value while it is in the Fixed Investment Option.



Contract Year: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.



Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.



Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.



Fund: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.



General Account: All of a Company's assets other than assets in its Separate Accounts or any other Separate Account that it may maintain.



Investment Account: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.



Investment Options: The investment choices available to Contract Owners. We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.

JHLICO: John Hancock Life Insurance Company.



JHVLICO: John Hancock Variable Life Insurance Company.



Maturity Date: The date on which we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.



Non-Qualified Contracts: Contracts which are not issued under Qualified Plans.



Owner or Contract Owner ("You"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in Contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract on the Maturity Date.



Prospectus: This prospectus that describes interests in a Contract.



Purchase Payment: An amount paid by a Contract Owner to us as consideration for the benefits provided by the Contract.



Qualified Contracts: Contracts issued under Qualified Plans.



Qualified Plans: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



Separate Account: John Hancock Variable Annuity Account I, John Hancock Variable Annuity Account U, John Hancock Variable Annuity Account V, as applicable. A separate account is a segregated account of a Company that is not commingled with the general assets and obligations of the Company.



Sub- Account: A Sub-Account of the Separate Account. Each Sub-Account invests in shares of a specific Fund.



Surrender Value: The total value of a Contract, minus the annual Contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Service Office.



Unpaid Loans: The unpaid amounts (including any accrued interest) of loans some Contract Owners may have taken from us, using certain qualified Contracts as collateral.



Variable Investment Option: An Investment Option which corresponds to a Sub-Account of a Separate Account that invests in a shares of a specific Fund.



Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

                                   Fee Tables



THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING AN INDEPENDENCE, INDEPENDENCE PREFERRED OR INDEPENDENCE 2000 VARIABLE ANNUITY CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



 CONTRACT OWNER TRANSACTION EXPENSES                   INDEPENDENCE          INDEPENDENCE PREFERRED          INDEPENDENCE 2000
                                                     VARIABLE ANNUITY           VARIABLE ANNUITY            VARIABLE ANNUITY
                                                 ------------------------   ------------------------       ------------------------
Maximum Withdrawal Charge                         8% for the first year      8% for the first year          7% for the first year
(as % of amount withdrawn or surrendered)(1)      8% for the second year     8% for the second year         6% for the second year
                                                  8% for the third year      8% for the third year          5% for the third year
                                                  7% for the fourth year     7% for the fourth year         4% for the fourth year
                                                  7% for the fifth year      7% for the fifth year          3% for the fifth year
                                                  6% for the sixth year      6% for the sixth year          2% for the sixth year
                                                  6% for the seventh year    6% for the seventh year        1% for the seventh year
                                                  0% thereafter              0% thereafter                  0% thereafter


Maximum transfer charge(2)                         $  N/A                     $  N/A                         $  25




(1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.



(2) This charge is not currently imposed, but we reserve the right to do so in the Contract. If we do, it will be taken upon each transfer into or out of any Investment Option beyond an annual limit of not less than 12.



THE SECOND TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.



                                                INDEPENDENCE             INDEPENDENCE PREFERRED         INDEPENDENCE 2000
                                              VARIABLE ANNUITY              VARIABLE ANNUITY             VARIABLE ANNUITY
                                              ----------------           ----------------------         -----------------
Maximum Annual Contract Fee 3                     $ 50                       $ 50                           $ 50
Current Annual Contract Fee 4                     $ 30                       $ 30                           $ 30

 SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)(5)

Mortality and Expense Risk Charge                 0.90%                      1.15%                          1.10%

Administrative Services Charge                    0.50%                      0.35%                          0.30%

Total Separate Account Annual Expenses            1.40%                      1.50%                          1.40%



(3) This charge is not currently imposed.


(4) This charge applies only to Contracts of less than $10,000 during the Accumulation Period. It is taken at the end of each Contract Year but, if you surrender a Contract before then, it will be taken at the time of surrender.



(5) This charge only applies to that portion of account value held in the Variable Investment Options. The charge does not apply to amounts in the fixed account options.



THE THIRD TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.



TOTAL ANNUAL  FUND OPERATING EXPENSES                                   MINIMUM            MAXIMUM
                                                                        -------            -------
Range of expenses that are deducted from  Fund assets, including
management fees, and other expenses                                      0.50%              1.15%



THE FOURTH TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



ALL OF THE FUNDS SHOWN IN THE TABLE ARE NAV CLASS SHARES THAT ARE NOT SUBJECT TO RULE 12B-1 FEES THESE NAV CLASS SHARES COMMENCED OPERATIONS ON APRIL 29, 2005. THESE NAV CLASS SHARES OF A FUND ARE BASED UPON THE EXPENSE RATIOS OF THE FUND'S SERIES I SHARES FOR THE YEAR ENDED DECEMBER 31, 2005 (ADJUSTED TO REFLECT THE ABSENCE OF ANY RULE 12b-1 FEE APPLICABLE TO THE NAV SHARES).


[TO BE UPDATED BY AMENDMENT]

                                                                  TOTAL
                                  MANAGEMENT          OTHER       ANNUAL
FUND                                 FEES           EXPENSES     EXPENSES
-------------------------------   ----------        --------     --------
JOHN HANCOCK TRUST - NAV SHARES





Examples


The following two examples are intended to help you compare the cost of investing in an Independence Variable Annuity , Independence Preferred Variable Annuity, or Independence 2000 Variable Annuity Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.



The first example assumes that you invest $10,000 in a Contract and that your investment has a 5% return each year. This example assumes the maximum annual contact fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



[TO BE UPDATED BY AMENDMENT]



                   MAXIMUM FUND LEVEL TOTAL OPERATING EXPENSES



INDEPENDENCE VARIABLE ANNUITY                        1 YEAR        3 YEARS       5 YEARS       10 YEARS
-----------------------------                        ------        -------       -------       --------
If you surrender the  Contract at the end of the
applicable time period:                              $             $             $             $
If you annuitize, or do not surrender the
Contract at the end of the applicable time period    $             $             $             $



INDEPENDENCE PREFERRED VARIABLE ANNUITY              1 YEAR        3 YEARS       5 YEARS       10 YEARS
---------------------------------------              ------        -------       -------       --------
If you surrender the Contract at the end of the
applicable time period:                              $             $             $             $
If you annuitize, or do not surrender the Contract
at the end of the applicable time period             $             $             $             $



INDEPENDENCE 2000 VARIABLE ANNUITY                   1 YEAR        3 YEARS       5 YEARS       10 YEARS
----------------------------------                   ------        -------       -------       --------
If you surrender the Contract at the end of the
applicable time period:                              $             $             $             $
If you annuitize, or do not surrender the Contract
at the end of the applic able time period            $             $             $             $



The next example also assumes that you invest $10,000 in a Contract and that your investment has a 5% return each year. This example assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                   MINIMUM FUND LEVEL TOTAL OPERATING EXPENSES



INDEPENDENCE VARIABLE ANNUITY                        1 YEAR        3 YEARS       5 YEARS       10 YEARS
-----------------------------                        ------        -------       -------       --------
If you surrender the  Contract at the end of the
applicable time period:                              $             $             $             $
If you annuitize, or do not surrender the
Contract at the end of the applicable time period    $             $             $             $



INDEPENDENCE PREFERRED VARIABLE ANNUITY              1 YEAR        3 YEARS       5 YEARS       10 YEARS
---------------------------------------              ------        -------       -------       --------
If you surrender the Contract at the end of the
applicable time period:                              $             $             $             $
If you annuitize, or do not surrender the Contract
at the end of the applicable time period             $             $             $             $



INDEPENDENCE 2000 VARIABLE ANNUITY                   1 YEAR        3 YEARS       5 YEARS       10 YEARS
----------------------------------                   ------        -------       -------       --------
If you surrender the Contract at the end of the
applicable time period:                              $             $             $             $
If you annuitize, or do not surrender the Contract
at the end of the applicable time period             $             $             $             $

                                Basic Information


WHAT IS THE CONTRACT?


The Contract is a deferred payment variable annuity Contract. An "annuity Contract" provides a person (known as the "ANNUITANT" or "payee") with a series of periodic payments. Because this Contract is also a "deferred payment" Contract, the annuity payments will begin on a future date, called the Contract's "MATURITY DATE." Under a "variable annuity" Contract, the amount you have invested can increase or decrease in value daily based upon the value of the Variable Investment Options chosen.



WHO ISSUED MY CONTRACT?



Your Contract was issued either by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. Please refer to your Contract for the name of the Company that issued your Contract. John Hancock Variable Life Insurance Company is not authorized to sell life insurance products in the State of New York.


WHO OWNS THE CONTRACT?


That's up to you. Unless the Contract provides otherwise, the Owner of the Contract is the person who can exercise the rights under the Contract, such as the right to choose the Investment Options or the right to surrender the Contract. In many cases, the person who bought the Contract will be the Owner. However, you are free to name another person or entity (such as a trust) as Owner. In writing this Prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.



IS THE OWNER ALSO THE ANNUITANT?



In many cases, the same person is both the Annuitant and the Owner of a Contract. The Annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the Annuitant receives payments from us under any ANNUITY OPTION that commences during the Annuitant's lifetime. If permitted by your Contract, you may name another person as Annuitant or joint Annuitant if that person meets our underwriting standards. If also permitted by your Contract, you may name as joint Annuitants two persons other than yourself if those persons meet our underwriting standards.


HOW CAN I INVEST MONEY IN A CONTRACT?


Purchase Payments



The Contracts described in this Prospectus are no longer available for sale, however, the minimum initial Purchase Payment requirements for the Contracts is outlined in the table below. The minimum Purchase Payment for each subsequent payment into the Contracts is $50.



                                                         INDEPENDENCE:          INDEPENDENCE PREFERRED:         INDEPENDENCE 2000
                                                         -------------          -----------------------         -----------------
Min initial Purchase Payment                                $1,000                         N/A                          N/A
Min initial Purchase Payment (non qualified):                  N/A                      $5,000                       $5,000
Min initial Purchase Payment (IRA)                             N/A                      $1,000                       $1,000
Min initial Purchase Payment (other qualified)                 N/A                      $1,000                       $   50
Min initial Annuity Direct Deposit Program                     N/A                         N/A                       $  500
Min Subsequent Purchase Payments:                           $   50                      $   50                       $   50



Application for a Contract



An authorized representative of the broker-dealer or financial institution through whom you purchased your Contract may have assisted you in (1) completing an application or placing an order for a Contract and (2) transmitting it, along with your initial Purchase Payment, to the John Hancock ANNUITY SERVICE OFFICE.



When we received your initial Purchase Payment and all necessary information at the John Hancock Annuity Service Office we issued your Contract and invested your initial Purchase Payment. If the information was not in good order, we contacted you to get the necessary information. If for some reason, we were unable to complete this process within 5 BUSINESS DAYS, we either sent back your money or got your permission to keep it until we received all of the necessary information.



Issue Date and CONTRACT YEAR



We measure the years and anniversaries of your Contract from its date of issue. We use the term Contract Year to refer to each period of time between anniversaries of your Contract's date of issue. We did not issue a Contract if the proposed Annuitant was age 85 or older.

Limits on Purchase Payments



You can make Purchase Payments of up to $500,000 (1,000,000 for Independence 2000 Contracts) in any one Contract Year ($100,000 into the Fixed Investment Option, after the initial Purchase Payment which could have been as much as $500,000). The total of all new Purchase Payments and transfers that you allocate to any one Variable Investment Option in any one Contract Year may not exceed $1,000,000 (except in the case of Independence Variable Annuity Contracts where the maximum amount you may transfer is $500,000). While the Annuitant is alive and the Contract is in force, you can make Purchase Payments at any time before the Annuitant's 85th birthday (85 1/2 for Independence Variable Annuity Contracts).



Ways to Make Additional Purchase Payments



Additional Purchase Payments made by check or money order should be:


-     drawn on a U.S. bank,

-     drawn in U.S. dollars, and

-     made payable to "John Hancock."


We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Additional Purchase Payments should be sent to the John Hancock Annuity Service Office at the address shown on the cover of this Prospectus. You can find information about other methods of Purchase Payment by contacting us.



We credit additional Purchase Payments to your Contract as of the Business Day we receive them at the John Hancock Annuity Service Office. Each Business Day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. If we receive an additional Purchase Payment after the close of a Business Day, we will credit it to your Contract on the next Business Day.



Additional Purchase Payments by Wire



Subsequent Purchase Payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Service Office. Banks may charge a fee for wire services.



Your wire orders must include information necessary to allocate the Purchase Payment among your selected Investment Options. If your wire order is complete, we will invest the Purchase Payment in your selected Investment Options as of the day we received the wire order. If the wire order is incomplete, we may hold your Purchase Payment for up to 5 Business Days while attempting to obtain the missing information. If we can't obtain the information within 5 Business Days, we will immediately return your Purchase Payment, unless you tell us to hold the Purchase Payment for 5 more days pending completion of the application.


HOW WILL THE VALUE OF MY INVESTMENT CHANGE OVER TIME?


Prior to a Contract's Maturity Date, the amount you've invested in any Variable Investment Option will increase or decrease based upon the investment experience of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the Fund directly and reinvested all Fund dividends and distributions in additional shares.



Like a regular mutual Fund, each Fund deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables. However, unlike a mutual Fund, we will also deduct charges relating to the annuity guarantees and other features provided by the Contract. These charges reduce your investment performance and the amount we have credited to your Contract in any Variable Investment Option. We describe these charges under "What fees and charges will be deducted from my Contract?."



Each Purchase Payment you allocate to the Fixed Investment Option will earn interest (calculated on a compounded basis) at our declared rate in effect at the time of the deposit into the Fixed Investment Option. From time to time, we declare new rates, subject to a 3% minimum. For purposes of crediting interest, transfers from a Variable Investment Option will be treated as a Purchase Payment.



Under current practice, we credit interest to amounts allocated to the Fixed Investment Option based on the size of the initial Purchase Payment, We credit a higher rate for initial Purchase Payments of $10,000 or more (and those over $10,000 or $25,000 or more for Independence 2000 only). The rate of interest credited on each amount varies based upon when that amount was allocated to the Fixed Investment Option.



At any time before the  Maturity Date, the total value of your  Contract equals


-     the total amount you invested,

-     minus all charges we deduct,

-     minus all withdrawals you have made,


- plus or minus each Variable Investment Option's positive or negative investment return that we credit daily to any of your Contract's value daily while it is in that option, and



- plus the interest we credit to any of your Contract's value while it is in the Fixed Investment Option.


WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?


If your Contract is still in effect on its Maturity Date, it enters what is called the Annuity Period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several Annuity Options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the Maturity Date. Therefore you should exercise care in selecting your Maturity Date and your choices that are in effect on that date.



You should carefully review the discussion under "The Annuity Period" for information about all of these choices you can make.



TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State Law Insurance Requirements


Insurance laws and regulations apply to us in every state in which our Contracts were sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you reside. These variations are reflected in your Contract or in endorsements attached to your Contract.


Variations in Charges or Rates


We may vary the charges, durations of Fixed Investment Options, and other terms of our Contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the Contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this Prospectus.



WHAT ARE THE  TAX CONSEQUENCES OF OWNING A CONTRACT?



In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:



- full or partial withdrawals (including surrenders and systematic withdrawals),


-     payment of any death benefit proceeds, and

-     periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:


-     the type of the distribution,



-     when the distribution is made,



- the nature of any QUALIFIED PLAN for which the Contract is being used, if any, and



-     the circumstances under which the payments are made.



If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.



Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract. If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.



IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


HOW CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?


Allocation of  Purchase Payments



When you applied for your Contract, you specified the Investment Options in which your Purchase Payments were allocated. You may change this investment allocation for future Purchase Payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Service Office.



We do not impose a limit on the number of Investment Options to which you may allocate Purchase Payment at any one time or over the life of your Contract.


Procedure for Transferring Your Assets


You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Service Office at the address shown on the front page . Your request should include:


-     your name,

-     daytime telephone number,


-     Contract number,



- the names of the Investment Options being transferred to and from each, and


-     the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Service Office.

Transfers Among Investment Options


You may transfer amounts held in one Investment Option to any other Investment Option. To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.



Although your Contract may impose restrictions on the maximum amount that may be transferred among the Variable Investment Options, we currently do not enforce these restrictions.



Currently, we do not impose a charge for transfer requests. For Independence 2000, the first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to impose a charge of up to $25 for any transfer beyond the annual limit



We have adopted policies and procedures to restrict frequent transfers of CONTRACT VALUE among Variable Investment Options.



Variable Investment Options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Variable Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's underlying Fund to increased Fund transaction costs and/or disrupt the Funds manager's ability to effectively manage the Fund's investment Fund in accordance with the Fund's investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange - usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Strategic Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the annuity period (these transfers are subject to a 30 day notice requirement, however, as described below). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Variable Investment Option may be made. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.



We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

-     restricting the number of transfers made during a defined period,

-     restricting the dollar amount of transfers,

- restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail), and


-     restricting transfers into and out of certain Sub-Accounts.



In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the Contract's Maturity Date.


While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.


DURING THE ANNUITY PERIOD, YOU MAY NOT MAKE ANY TRANSFER THAT WOULD RESULT IN MORE THAN FOUR INVESTMENT OPTIONS BEING USED AT ONCE. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply.



We impose additional restrictions that apply specifically to transfers involving the Fixed Investment Option. You may NOT:



- transfer assets to or from the Fixed Investment Option during the annuity period,



- transfer assets into the Fixed Investment Option on or within 30 days prior to your Contract's Maturity Date,



- transfer or deposit (exclusive of the initial Purchase Payment) more than $100,000 into the Fixed Investment Option during a Contract Year,



- make any transfers into the Fixed Investment Option within six months of a transfer out of the Fixed Investment Option, or



- transfer out of the Fixed Investment Option more than once during a Contract Year and only within 10 days before or after the anniversary of your Contract's issuance ("Contract anniversary").



It is also our practice to approve transfers to a Fixed Investment Option, if available under your Contract, after the end of the 10th Contract Year. We reserve the right to terminate this practice at any time.


Telephone and Facsimile Transactions


If you complete a special authorization form, you can request transfers among Investment Options and changes of allocation among Investment Options simply by telephoning or by faxing us at the Annuity Service Office. Any fax request should include your name, daytime telephone number, Contract number and, in the case of transfers and changes of allocation, the names of the Investment Options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.



If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.



As stated earlier in this Prospectus, we have imposed restrictions on transfers including the right to change our telephone and facsimile transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any Owners who we feel are abusing the privilege to the detriment of other Owners.

Electronic Information



You may access information about your Contract through our website, www.johnhancockannuities.com. In order to do so, you will be required to create an account with a username and password, and maintain a valid e-mail address. You are responsible for keeping your password confidential and must notify us of any loss or theft of your password, or any unauthorized use of your password.



Dollar-Cost Averaging Program



You may elect, at no cost, to automatically transfer assets from any Variable Investment Option to one or more other Variable Investment Options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar-cost averaging program:



-     the amount of each transfer must equal at least $100,



- you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone,



-     you may discontinue the program at any time,



- the program continues until the earlier of (1) 12, 24, or 36 months (whichever you elect) or (2) full liquidation of the Variable Investment Option from which we are taking the transfers,



- automatic transfers to or from the Fixed Investment Option are not permitted, and



- you cannot elect the dollar-cost averaging program if you are participating in the systematic withdrawal plan.



We reserve the right to terminate the program at any time.



Strategic Rebalancing



This program automatically re-sets the percentage of your account value allocated to the Variable Investment Options. Over time, the variations in the investment results for each Variable Investment Option you've selected for this program will shift the percentage allocations among them. The strategic rebalancing program will periodically transfer your account value among these Variable Investment Options to reestablish the preset percentages you have chosen. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.) Strategic rebalancing would usually result in transferring amounts from a Variable Investment Option with relatively higher investment performance since the last rebalancing to one with relatively lower investment performance. However, rebalancing can also result in transferring amounts from a Variable Investment Option with relatively lower current investment performance to one with relatively higher current investment performance.



This program can be elected by sending the appropriate form to the John Hancock Annuity Service Office. You must specify the frequency for rebalancing (quarterly, semi-annually or annually), the preset percentage for each Variable Investment Option, and a future beginning date. Once elected, strategic rebalancing will continue until we receive notice of cancellation of the option or notice of the death of the insured person.



The Fixed Investment Options do not participate in and are not affected by strategic rebalancing. We reserve the right to modify, terminate or suspend the strategic rebalancing program at any time.


WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?


Asset Based Charges



We deduct Separate Account expenses daily, as an asset-based charge shown in the Fee Tables, to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contracts. This charge does not apply to assets you have in our Fixed Investment Options. We take the deduction proportionally from each Variable Investment Option you are then using.



In return for the mortality risk charge, we assume the risk that Annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the Contracts may be higher than we expected when we set the level of the Contracts' other fees and charges, or that our revenues from such other sources will be less than expected.


Annual Contract Fee


We deduct the annual Contract fee shown in the Fee Tables at the beginning of each Contract Year after the first Contract Year if the Contract has a total value of less than $10,000. We also deduct the annual Contract fee if you surrender your Contract. We take the deduction proportionally from each Investment Option you are then using. We will not deduct, however, any portion of the annual Contract fee from the Fixed Investment Option if such deduction would result in an accumulation of amounts allocated to the Fixed Investment Option at less than the guaranteed minimum rate of 3%. In such case, we will deduct that portion of the Contract fee proportionately from the other Investment Options you are using. We reserve the right to increase the annual Contract fee to $50.

Premium Taxes


We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 5% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable Purchase tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



STATE OR            PREMIUM TAX RATE
TERRITORY          QUALIFIED CONTRACTS          NON-QUALIFIED CONTRACTS
---------          -------------------          -----------------------
CA                         0.50%                          2.35%
GUAM                       4.00%                          4.00%
ME(A)                      0.00%                          2.00%
NV                         0.00%                          3.50%
PR                         1.00%                          1.00%
SD(A)                      0.00%                          1.25%
WV                         1.00%                          1.00%
WY                         0.00%                          1.00%



(A) We pay Premium tax paid upon receipt of Purchase.


Withdrawal Charge


If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date (partial withdrawal) or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date (total withdrawal or surrender), we may assess a withdrawal charge. We use this charge to help defray expenses relating to the sales of the Contracts, including commissions paid and other distribution costs.



Here's how we determine the charge: In any Contract Year, you may withdraw up to 10% of the total value of your Contract (computed as of the beginning of the Contract Year) without the assessment of any withdrawal charge. We refer to this amount as the free withdrawal amount. However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the Contract Year, we will assess a withdrawal charge on any amount of the excess that we attribute to Purchase Payments you made within seven years of the date of the withdrawal or surrender.



The withdrawal charge percentage depends upon the number of years that have elapsed from the date you paid the Purchase Payment to the date of its withdrawal, as shown in the Fee Tables.



Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest Purchase Payment, and then from the next earliest Purchase Payment, and so forth until all payments have been exhausted. Once a Purchase Payment has been considered to have been "withdrawn" under these procedures, that Purchase Payment will not enter into any future withdrawal charge calculations. For this purpose, we also consider any amounts that we deduct for the annual Contract charge to have been withdrawals of Purchase Payments (which means that no withdrawal charge will ever be paid on those amounts.



The amount of any withdrawal that exceeds any remaining Purchase Payments that have not already been considered as withdrawn will not be subject to any withdrawal charge. This means that no withdrawal charge will apply to any favorable investment experience that you have earned.



Here's how we deduct the withdrawal charge: We deduct the withdrawal charge proportionally from each Investment Option being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from the Growth & Income Variable Investment Option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth & Income option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other Investment Options, pro-rata based on the value in each. If your Contract as a whole has insufficient SURRENDER VALUE to pay the entire charge, we will pay you no more than the Surrender Value.



You will find examples of how we compute the withdrawal charge in Appendix A to this Prospectus.



When withdrawal charges don't apply: We don't assess a withdrawal charge in the following situations:

  on amounts applied to an Annuity Option at the Contract's Maturity Date or to pay a death benefit;



  on certain withdrawals if you meet the requirement of the nursing home waiver rider (only available on Independence 2000 Variable Annuity Contracts).



  on amounts withdrawn to satisfy the minimum distribution requirements for tax-Qualified Plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)



In addition, under our exchange offer program, certain pension plans may be eligible to exchange their Contracts, without charge, for shares of certain mutual Funds distributed by John Hancock Funds, LLC. Under the terms of the exchange offer, any remaining withdrawal charge applicable to any Contract exchanged would be waived at the time of the exchange transaction. You can participate in the exchange offer only if your Contract was purchased on behalf of either:



  a pension plan qualified under Section 401(k) of the  CODE; or



  a targeted benefit pension plan where plan assets are not allocated specifically as being for the account of individual plan participants.


The exchange offer was expected to remain open until March 1, 1999, but could be extended for particular offerees under special circumstances. Such extensions have occurred and may continue to occur for an indefinite period of time.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and Partial Withdrawals


Prior to your Contract's Maturity Date, if the Annuitant is living, you may:



  surrender your Contract for a cash payment of its Surrender Value, or



  Make a partial withdrawal of the Surrender Value.



The Surrender Value of a Contract is the total value of a Contract, minus the annual Contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Service Office.



Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "TAX INFORMATION." Among other things, if you make a full surrender or partial withdrawal from your Contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.



We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise.



Without our prior approval, you may not make a partial withdrawal:



- for an amount less than $100 ($250 for Independence Variable Annuity Contracts), or



-     if the remaining total value of your Contract would be less than $1,000.



If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals. A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your Contract if the value of your Contract becomes zero.



You generally may not make any surrenders or partial withdrawals once we begin making payments under an Annuity Option.



Signature Guarantee Requirements for Surrenders and Partial Withdrawals: We are changing our procedures to require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:



      1. You are requesting that we mail the amount withdrawn to an alternate address; or



      2. You have changed your address within 30 days of the withdrawal request; or



      3. You are requesting a withdrawal in the amount of $100,000 or greater.



We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.



Nursing Home Waiver of Withdrawal Charge Rider
(available on Independence 2000 Variable Annuity Contracts only)

If you own an Independence 2000 Contract and if permitted by your state, you may have a nursing home waiver of withdrawal charge benefit. Under this benefit, we will waive withdrawal charge on any withdrawals, provided all the following conditions apply:



- you become confined to a nursing home beginning at least 90 days after we issue your Contract and prior to the Contract's Maturity Date.



- you remain in the nursing home for at least 90 consecutive days and receive skilled nursing care.



- we receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility.



-     your confinement is prescribed by a doctor and medically necessary.



This benefit was not available at application if:



-     you were older than 74 years at application; or



-     if you were confined to a nursing home within the past two years.



For a more complete description of the terms and conditions of this benefit, you should refer directly to your Contract.



Systematic Withdrawal Plan



Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your Contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable Investment Option in the ratio that the value of each bears to the total value of your Contract. Each systematic withdrawal is subject to any withdrawal charge that would apply to an otherwise comparable non-systematic withdrawal. See "How will the value of my investment in the Contract change over time?" and "What fees and charges will be deducted from my Contract?." The same tax consequences also generally will apply.



The following conditions apply to systematic withdrawal plans:



      in any one Contract Year, you may not withdraw more than 10% of the total value of your Contract at the beginning of the Contract Year,



-     the amount of each systematic withdrawal must equal at least $100;



- if the amount of each withdrawal drops below $100 or the total value of your Contract becomes less than $5,000, we will suspend the plan and notify you;



-     you may cancel the plan at any time; but



- you cannot elect this plan if you are participating in the dollar-cost averaging program.



We reserve the right to modify the terms or conditions of the plan at any time without prior notice.


Telephone Withdrawals


If you complete a separate authorization form, you may make requests to withdraw a portion of your Contract value by telephone. We reserve the right to impose maximum withdrawal amount and procedural requirements regarding this privilege. For additional information regarding telephone procedures, see "Telephone and Facsimile Transactions" in this Prospectus.



WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S  MATURITY DATE?


Guaranteed Minimum Death Benefit


(Independence Variable Annuity Contracts)



If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit. If the death occurs before the Contract anniversary nearest the Annuitant's 75th birthday, we will pay the greater of:



-     the total value of your Contract, or




- the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges.



If the death occurs on or after the Contract anniversary nearest the Annuitant's 75th birthday, we will pay an amount equal to the total value of your Contract.



We calculate the death benefit as of the day we receive, at the John Hancock Annuity Service Office:


-     proof of the Annuitant's death, and


-     the required instructions as to method of settlement.

Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the BENEFICIARY you chose prior to the Annuitant's death. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options."



(Independence Preferred Variable Annuity Contracts)



If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit that is the greatest of:



      (1)   the total value of your Contract, or



      (2) the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges, or



      (3) in states where permitted by law, the highest total value of your Contract as of any third interval anniversary of your Contract to date (preceding the anniversary nearest the Annuitant's 81st birthday), plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.



We calculate the amounts in clauses (1) and (2) as of the day we receive, at the John Hancock Annuity Service Office:



-     proof of the Annuitant's death, and



-     the required instructions as to method of settlement.



We calculate the amount in clause (3) as follows: On the third anniversary of your Contract (and every third anniversary thereafter until the anniversary closest to the Annuitant's 81st birthday), we compute the total value of your Contract adjusting for Purchase Payments and partial withdrawals since that anniversary. We compare that amount to amounts in clauses (1) and (2). The greatest of these three amounts forms a minimum which may increase on subsequent third interval anniversaries with favorable investment performance and additional Purchase Payments but will never decrease unless partial withdrawals are taken.



Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the Beneficiary you chose prior to the Annuitant's death. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options



(Independence 2000 Variable Annuity Contracts)



If the Annuitant dies before your Contract's Maturity Date, we will pay a death benefit, that is the greatest of:



-     the total value of your Contract, or



- the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges, or



- in states where permitted, the highest total value of your Contract as of any "fifth interval anniversary" of your Contract to date, plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary.



We calculate the amounts in clauses (1) and (2) as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:



-     proof of the Annuitant's death, and



-     the required instructions as to method of settlement.



We calculate the amount in clause (3) as follows: On each "fifth interval anniversary" of your Contract, we compute the total value of your Contract adjusting for Purchase Payments and partial withdrawals since that anniversary. We compare that amount to amounts in clauses (1) and (2). The greatest of these three amounts forms a minimum which may increase on subsequent fifth interval anniversaries with favorable investment performance and additional Purchase Payments but will never decrease unless partial withdrawals are taken.



To determine any "fifth interval anniversary" of your Contract, we count only those anniversaries that occur:



-     BEFORE we receive proof of the Annuitant's death, and



-     BEFORE the Annuitant attains age 81.



The initial "fifth interval anniversary" is the fifth anniversary of your Contract if the Annuitant is less than age 81 at that time.

Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the Beneficiary you chose prior to the Annuitant's death. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options."


CAN I RETURN MY CONTRACT?


When you purchased your Contract you had the right to cancel your Contract within 10 days (or longer in some states) after the date you received it. If you decided to return your Contract you would have simply delivered or mailed it to:



-     John Hancock at the address shown on the front page, or



-     the John Hancock representative who delivered the Contract to you.



In most states, you would have received a refund equal to the total value of your Contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you had paid. The date of cancellation would have been the date we received the Contract.

                           Description of the Company



Your Contract was issued by either John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. Please refer to your Contract to determine which Company issued your Contract.



John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHVLICO") are indirect wholly-owned subsidiaries of John Hancock Financial Services, Inc., who's ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and it's subsidiaries are collectively known as "Manulife Financial."



JHVLICO, is a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. JHVLICO also has an Annuity Service Office at 601 Congress Street, Boston, Massachusetts 02210-2805. JHVLICO is authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. JHVLICO is a wholly-owned subsidiary of JHLICO.



JHLICO (formerly known as John Hancock Mutual Life Insurance Company, and chartered in Massachusetts in 1862) is a Massachusetts stock life insurance company that "demutualized" and changed its name to John Hancock Life Insurance Company on February 1, 2000. As part of the demutualization process, JHLICO became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of MFC. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. . JHLICO's Home Office is at John Hancock Place, Boston, Massachusetts 02117. JHLICO also has an Annuity Service Office at 601 Congress Street, Boston, Massachusetts 02210-2805. JHLICO is authorized to transact a life insurance and annuity business in all states and the District of Columbia. As of December 31, 2004, JHLICO's assets were approximately $100 billion and JHLICO had invested approximately $1.9 billion in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that JHLICO will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business. JHLICO is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.



JHLICO and JHVLICO have received the following financial ratings:



      A++ A.M. Best



      Superior companies have a very strong ability to meet their obligations; 1st category of 16



      AA+ Fitch



      Very strong capacity to meet policyholder and Contract obligations; 2nd category of 24



      AA+ Standard & Poor's



      Very strong financial security characteristics; 2nd category of 21



      Aa2 Moody's



      Excellent in financial strength; 3rd category of 21



These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of JHLICO's and JHVLICO's ability to honor any guarantees provided by the Contract, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

                 How We Support the Variable Investment Options



You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of the following Separate Accounts, depending on the Contract you purchased: John Hancock Variable Annuity Account U, John Hancock Variable Annuity Account I, or John Hancock Variable Annuity Account V (Collectively, the "Separate Account(s)"). Please refer to your Contract. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund).



The Company established the above Separate Accounts under Massachusetts law. Each Separate Account's assets, including the Funds' shares, belong to the respective Company that established the Separate Account. Each Company's Contracts provide that amounts held in its Separate Account pursuant to the Contracts cannot be reached by any other persons who may have claims against that Company.



Each Company's general assets also support its obligations under the Contracts, as well as all of its other obligations and liabilities. These general assets consist of all assets that are not held by the Company in its Separate Account (or in any other of its Separate Accounts) under variable annuity or variable life insurance Contracts that give their Owners a preferred claim on those assets.



We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.



The Separate Accounts are registered as unit investment trusts under the Investment Company Act of 1940 ("1940 Act"). Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


INFORMATION ABOUT THE FUNDS

We may receive compensation from the Funds or the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.


We invest the assets of each Sub-Separate Account in NAV shares of a corresponding Fund of the Trusts. The Funds available under each Contract are as follows:



JOHN HANCOCK
INVESTMENT TRUST
CAPITAL GUARDIAN TRUST
COMPANY



Managed Trust *         seeks income and long-term capital appreciation by
                        investing primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.



Overseas Equity Trust   seeks long-term capital appreciation by investing, under
                        normal market conditions, at least 80% of its assets in equity securities of companies outside the U.S. in a diversified mix of large established and medium-sized foreign companies located primarily in developed countries and, to a lesser extent, in emerging markets.



DECLARATION MANAGEMENT
& RESEARCH COMPANY



Active Bond Trust **    seek income and capital appreciation by investing at
                        least 80% of its assets in a diversified mix of debt securities and instruments.



Bond Index Trust B      seeks to track the performance of the Lehman Brothers
                        Aggregate Index (which represents the U.S. investment grade bond market) by investing, under normal market conditions, at least 80% of its assets in securities listed in the Lehman Index.



Short-Term Bond Trust   Seeks income and capital appreciation by investing at
                        least 80% of its assets in a diversified mix of debt securities and instruments.



DEUTSCHE ASSET MANAGEMENT
INC.

Real Estate Securities  seeks to achieve a combination of long-term capital
Trust appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.



GRANTHAM, MAYO, VAN
OTTERLOO & CO. LLC



Managed Trust *         seeks income and long-term capital appreciation by
                        investing primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.


INDEPENDENCE INVESTMENT
LLC


Growth and Income Trust seeks income and long-term capital appreciation by
(formerly, Growth &     investing, under normal market conditions, primarily in
Income II Trust)        a diversified mix of common stocks of large U.S.
                        companies.



JENNISON ASSOCIATES LLC



Capital Appreciation    seeks long-term capital growth by investing at least 65%
Trust                   of its total assets in equity-related securities of
                        companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization companies.


MFC GLOBAL INVESTMENT
MANAGEMENT (U.S.A.)
LIMITED


500 Index Trust B       seeks to approximate the aggregate total return of a
                        broad U.S. domestic equity market index investing, under normal market conditions, at least 80% of its net assets
                        (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S & P 500 Index and (b) securities (which may or may not be included in the S & P 500 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.



Money Market Trust B    seeks to obtain maximum current income consistent with
                        preservation of principal and liquidity by investing in high quality, U.S. Dollar denominated money market instruments.



PACIFIC INVESTMENT
MANAGEMENT COMPANY



Global Bond Trust       seeks to realize maximum total return, consistent with
                        preservation of capital and prudent investment management by investing the portfolio's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.



SALOMON BROTHERS ASSET
MANAGEMENT INC



High Yield Trust        seeks to realize an above-average total return over a
                        market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.



SSGA FUNDS MANAGEMENT,
INC.



International Equity    seeks to track the performance of a broad-based equity
Index Trust B           index of foreign companies primarily in developed
                        countries and, to a lesser extent, in emerging market countries by investing, under normal market conditions, at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World
                        Excluding U.S. Index



T. ROWE PRICE ASSOCIATES, INC.



Blue Chip Growth Trust  seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.



Equity-Income Trust     seeks to provide substantial dividend income and also
                        long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.



Mid Value Trust         seek long-term capital appreciation by investing, under
                        normal market conditions, primarily in a diversified mix of common stocks of mid size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.



WELLINGTON MANAGEMENT
COMPANY, LLP



Mid Cap Stock Trust     seeks long-term growth of capital by investing primarily
                        in equity securities of mid-size companies with significant capital appreciation potential.



Small Cap Growth Trust  seeks long-term capital appreciation by investing, under normal market conditions, primarily in small-cap companies that are believed to offer above average potential for growth in revenues and earnings.



Small Cap Value Trust   seeks long-term capital appreciation by investing, under
                        normal market conditions, at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.



**. The Active Bond Trust is subadvised by Declaration Management & Research LLC (65%) and Sovereign Asset Management LLC (35%)



1. The Managed Trust is subadvised by Grantham, Mayo, Van Otterloo & Co. LLC (60%) and Declaration Management & Research LLC (40)%

                    Description of Charges at the Fund Level



The Funds must pay investment management fees and other operating expenses. These fees and expenses, as shown in the Fund expense table in the Fee Tables, are different for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select. We or our affiliates may receive compensation payments of up to 0.40% of assets by a Fund's investment advisor or its affiliates. Any such payments do not, however, result in any charge to you in addition to what is shown in the table.



The figures for the Funds shown in the Fund expense table are based on historical Fund expenses, as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Expenses of the Funds are not fixed or specified under the terms of the Contract, and those expenses may vary from year to year.



                             The Accumulation Period


Your Value in our Variable Investment Options


Each Purchase Payment or transfer that you allocate to a Variable Investment Option purchases accumulation units of that Variable Investment Option. Similarly, each withdrawal or transfer that you take from a Variable Investment Option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.


Valuation of Accumulation Units

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                          dollar amount of transaction
                                   DIVIDED BY


                  value of one accumulation unit for the applicable
                  Variable Investment Option at the time of such transaction



The value of each accumulation unit will change daily depending upon the investment performance of the Fund that corresponds to that Variable Investment Option and certain charges we deduct from such Investment Option. (See "Variable Investment Option valuation procedures.")



Therefore, at any time prior to the Maturity Date, the total value of your Contract in a Variable Investment Option can be computed according to the following formula:



                  number of accumulation units in the Variable
                  Investment Options


                                      TIMES


                  value of one accumulation unit for the applicable Variable Investment Option at that time



Your Value in the Fixed Investment Option



On any date, the total value of your Contract in the Fixed Investment Option equals:



- the amount of Purchase Payments or transferred amounts allocated to the Fixed Investment Option, MINUS



- the amount of any withdrawals or transfers paid out of the Fixed Investment Option, PLUS



- interest compounded daily on any amounts in the Fixed Investment Option at the effective annual rate of interest we have declared, MINUS



-     the amount of any charges and fees deducted from the Fixed Investment
      Option.

                               The Annuity Period



Maturity Date



Your Contract specifies the Maturity Date, when payments from one of our Annuity Options are scheduled to begin. You initially choose a Maturity Date when you complete your application for a Contract. Unless we otherwise permit, the Maturity Date must be:



      at least 6 months after the date the first Purchase Payment is applied to your Contract; and no later than the maximum age specified in your Contract.



Subject always to these requirements, you may subsequently change the Maturity Date. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new Maturity Date, however. Also, if you are selecting or changing your Maturity Date for a Contract issued under a tax-qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan, .") In the case of Independence Variable Annuity Contracts, if you purchased your Contract in Washington, you cannot change the Maturity Date.


Choosing Fixed or Variable Annuity Payments


During the annuity period, the total value of your Contract must be allocated to no more than four Investment Options. During the annuity period, we offer annuity payments on a fixed basis as one Investment Option, and annuity payments on a variable basis for EACH Variable Investment Option.



We will generally apply (1) amounts allocated to the Fixed Investment Option as of the Maturity Date to provide annuity payments on a fixed basis and (2) amounts allocated to Variable Investment Options to provide annuity payments on a variable basis. If you are using more than four Investment Options on the Maturity Date, we will divide your Contract's value among the four Investment Options with the largest values, pro-rata based on the amount of the total value of your Contract that you have in each.


Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an Annuity Option


Each Contract provides, at the time of its issuance, for annuity payments to commence on the Maturity Date pursuant to Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period (discussed under "Annuity Options").



Prior to the Maturity Date, you may select a different Annuity Option. However, if the total value of your Contract on the Maturity Date is less than $5,000, Option A - "Life Annuity with Payments for a Guaranteed Period" for the 10 year period will apply, regardless of any other election that you have made. You may not change the form of Annuity Option once payments commence.



If the initial monthly payment under an Annuity Option would be less than $50, we may make a single sum payment equal to the total Surrender Value of your Contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.



Subject to that $50 minimum limitation, your Beneficiary may elect an Annuity Option if



-     you have not made an election prior to the Annuitant's death;



- the Beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and



- the Beneficiary notifies us of the election prior to the date the proceeds become payable.



If permitted by your Contract, you may also elect to have the Surrender Value of your Contract applied to an Annuity Option at the time of full surrender if your Contract has been outstanding for at least 6 months. If the total value of your Contract, at death or surrender, is less than $5,000, no Annuity Option will be available.


Variable Monthly Annuity Payments


We determine the amount of the first variable monthly payment under any Variable Investment Option by using the applicable annuity purchase rate for the Annuity Option under which the payment will be made. The Contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the Annuitant or other payee.



The amount of each subsequent Variable Annuity payment under that Variable Investment Option depends upon the investment performance of that Variable Investment Option.

Here's how it works:


- we calculate the actual net investment return of the Variable Investment Option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.


- if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

- if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

Assumed Investment Rate

The assumed investment rate for any variable portion of your annuity payments will be 3-1/2% per year, except as follows.


You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial Variable Annuity payment will also be higher. Eventually, however, the monthly Variable Annuity payments may be smaller than if you had elected a lower assumed investment rate.


Fixed Monthly Annuity Payments


The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the Annuity Option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the FIXED ANNUITY option as of the Maturity Date. We then subtract any applicable premium tax charge and divide the difference by $1,000. We then multiply the result by the greater of



- the applicable Fixed Annuity purchase rate shown in the appropriate table in the Contract; or



- the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the Annuitant, unless prohibited by law.)


Annuity Options


Here are some of the Annuity Options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those Annuity Options listed here and in your Contract.



Two basic Annuity Options  are available:



Option A - Life Annuity with Payments for a Guaranteed Period. We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your Beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the Fixed Investment Option to a contingent payee, subject to the terms of any supplemental agreement issued.



Federal income tax requirements currently applicable to Contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated Beneficiary.



Option B - Life Annuity without Further Payment on Death of Payee. We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.



For Independence Preferred Variable Annuity and Independence 2000 Variable Annuity Contracts:



If the payee is more than 85 years old on the Maturity Date, the following two options are not available:



Option A: "Life Annuity with Payments for a Guaranteed Period" for the 5 year period and



Option B: "Life Annuity without Further Payment on the Death of Payee."

                 Variable Investment Option Valuation Procedures



We compute the net investment return and accumulation unit values for each Variable Investment Option as of the end of each Business Day. Each Business Day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a Business Day, the accumulation unit value or ANNUITY UNIT value will be the same as the value at the close of the next following Business Day.



               Distribution Requirements Following Death of Owner



If you did not purchase your Contract under a tax-qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. In most cases, these provisions do not cause a problem if you are also the Annuitant under your Contract. If you have designated someone other than yourself as the Annuitant, however, your heirs will have less discretion than you would have had in determining when and how the Contract's value would be paid out.



The Code imposes very similar distribution requirements on Contracts used to Fund tax-qualified plans. We provide the required provisions for tax-qualified plans in separate disclosures and endorsements.



Notice of the death of an Owner or Annuitant should be furnished promptly to the John Hancock Annuity Service Office.


If you die before annuity payments have begun:


      if the Contract's designated Beneficiary is your surviving spouse, your spouse may continue the Contract in force as the Owner.



      if the Beneficiary is not your surviving spouse OR if the Beneficiary is your surviving spouse but chooses not to continue the Contract, the "entire interest" (as discussed below) in the Contract on the date of your death must be:



                  (1)   paid out in full within five years of your death or



                  (2) applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.



If you are the last surviving Annuitant, as well as the Owner, the entire interest in the Contract on the date of your death equals the death benefit that then becomes payable. If you are the Owner but not the last surviving Annuitant, the entire interest equals:



- the Surrender Value if paid out in full within five years of your death, or



- the total value of your Contract applied in full towards the purchase of a life annuity on the Beneficiary with payments commencing within one year of your death.


If you die on or after annuity payments have begun:

- any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.


                            Miscellaneous Provisions


Assignment; Change of Owner or Beneficiary


To qualify for favorable tax treatment, certain Contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the Owner is a trustee under section 401(a) of the Internal Revenue Code.



Subject to these limits, while the Annuitant is alive, you may designate someone else as the Owner by written notice to the John Hancock Annuity Servicing Office. The Contract designates the person you choose as Beneficiary. You may change the Beneficiary by written notice no later than receipt of due proof of the death of the Annuitant. Changes of Owner or Beneficiary will take effect whether or not you or the Annuitant is then alive. However, these changes are subject to:


-     the rights of any assignees of record,

-     any action taken prior to receipt of the notice, and

-     certain other conditions.


An assignment, pledge, or other transfer may be a taxable event. See "Federal Tax Matters." Therefore, you should consult a competent tax adviser before taking any such action.



WHO SHOULD  HAVE PURCHASED THE CONTRACTS?



We designed these Contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Code. We also offerred the Contracts for purchase under:


      traditional individual retirement annuity plans ("traditional IRAs") satisfying the requirements of Section 408 of the Code;

      non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
      Section 408A of the Code;

      SIMPLE IRA plans adopted under Section 408(p) of the Code;

      Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

      annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.


The Contracts described in this Prospectus are no longer offered. We did not offer the Contracts to every type of tax-qualified plan, and reserved the right to not offer the Contracts for all types of tax qualified plans in the future. In addition, we reserved the right, in certain circumstances to make the Contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for Contracts purchased in connection with tax qualified retirement plans under "Federal Tax Matters."



When a Contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "Owner-employee." Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an Owner otherwise would have under a Contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.



We may include certain requirements from the above sources in endorsements or riders to the affected Contracts. In other cases, we do not. In no event, however, do we undertake to assure a Contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a Contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.


To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Service Office.


                               Federal Tax Matters



INTRODUCTION



The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity Contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.



OUR TAX STATUS



We are taxed as a life insurance company . Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.



NON-QUALIFIED CONTRACTS (CONTRACTS NOT PURCHASED TO FUND A QUALIFIED PLAN)


Undistributed Gains


Except where the Owner is not an individual, we expect our Contracts to be considered annuity Contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.



However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity Contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.



Taxation of Annuity Payments



When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.



In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.



Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return.


Surrenders, Withdrawals and Death Benefits


When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment. A single sum payment, for these purposes, includes the total death benefit amount payable to you through the John Hancock Safe Access Separate Account program.



When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity Contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single Contract.



As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract value exceeds the investment in the Contract.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds



All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.



Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the ACCUMULATION PERIOD, death benefit proceeds are includible in income as follows:



- if distributed in a single sum payment, they are taxed in the same manner as a full withdrawal, as described above, or



- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above, or



- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract value exceeds the investment in the Contract.



After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:



- if received in a single sum, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time, or



- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.



Penalty Tax on Premature Distributions



There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:




-     received on or after the date on which the Contract Owner reaches age
      59-1/2;



- attributable to the Contract Owner becoming disabled (as defined in the tax law);



- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;



- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;



-     made under a single-premium immediate annuity Contract; or



- made with respect to certain annuities issued in connection with structured settlement agreements.



Puerto Rico Non-Qualified Contracts



Distributions from Puerto Rico annuity Contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to Fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payment paid, until an amount equal to the total Purchase Payment paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity Contract.


Diversification Requirements


Your Contract will not qualify for the tax benefits of an annuity Contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.



In certain circumstances, the Owner of a variable annuity Contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate

Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of Ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular Sub-Accounts of a Separate Account without being treated as Owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a Contract holder would not be treated as the Owner of assets underlying a variable life insurance or annuity Contract despite the Owner's ability to allocate Funds among as many as twenty Sub-Accounts.



The Ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that Contract Owners were not Owners of Separate Account assets. Since you have greater flexibility in allocating Purchase Payments and Contract values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.



We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its Prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the Owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.



QUALIFIED CONTRACTS (CONTRACTS PURCHASED FOR A QUALIFIED PLAN)



The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.



We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless Funds are added from other sources, without regard to such limitations.



The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.



If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.



Special rules govern the time at which distributions to the Owner and Beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to Beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. IN ADDITION, THE PRESENCE OF THE DEATH BENEFIT OR AN OPTIONAL BENEFIT may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70-1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated Beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.



Penalty Tax on Premature Distributions



There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any Qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:



-     received on or after the date on which the Contract Owner reaches age
      59-1/2;



- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or



- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated Beneficiary (as defined in the tax law).



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans Qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.



When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.


Tax-Free Rollovers


If permitted under your plan, you may make a tax-free rollover from:


-     a traditional IRA to another traditional IRA,


- a traditional IRA to another Qualified Plan, including a Section 403(b) plan



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,


- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

- a traditional IRA to a Roth IRA, subject to special restrictions discussed below.


In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.



Withholding on Eligible Rollover Distributions. If a Contract is used in connection with a retirement plan that is Qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.



Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. However this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans



A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum loan amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.



Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.



The amount of any UNPAID LOANS will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract value because the investment results of the INVESTMENT ACCOUNTS will apply only to the unborrowed portion of the Contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.



Puerto Rico Contracts Issued to Fund Retirement Plans



The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity Contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.



SEE YOUR OWN TAX ADVISER


The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.


                             Performance Information



We may advertise total return information about investments made in the Variable Investment Options. We refer to this information as "Separate Account level" performance. In our Separate Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable Variable Investment Option.



Total return at the Separate Account level is the percentage change between:



the value of a hypothetical investment in a Variable Investment Option at the beginning of the relevant period, and the value at the end of such period.



At the Separate Account level, total return reflects adjustments for:



-     the mortality and expense risk charges,



-     the administrative charge,



-     the annual Contract fee, and



- any withdrawal charge payable if the Owner surrenders his Contract at the end of the relevant period.



Total return at the Separate Account level does not, however, reflect any premium tax charges. Total return at the Separate Account level will be lower than that at the Fund level where comparable charges are not deducted.



We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format, except that it will not reflect any applicable withdrawal charge or annual Contract fee and it may include additional durations.

We may advertise "current yield" and "effective yield" for investments in the Money Market Investment Option. Current yield refers to the income earned on your investment in the Money Market Investment Option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.



Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.



Current yield and effective yield reflect all the recurring charges at the Separate Account level, but will not reflect any premium tax or any withdrawal charge.



                                     Reports



At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your Contract and (2) the financial statements of the Funds.



                                Voting Privileges



At meetings of the Fund's shareholders, we will generally vote all the shares of each Fund that we hold in an Separate Account in accordance with instructions we receive from the Owners of Contracts that participate in the corresponding Variable Investment Option.



                                 Certain Changes



Changes to the Separate Account



We reserve the right, subject to applicable law, including any required shareholder approval,



- to transfer assets that we determine to be your assets from the Separate Accounts to another Separate Account or Investment Option by withdrawing the same percentage of each investment in the Separate Accounts with proper adjustments to avoid odd lots and fractions,



-     to add or delete Variable Investment Options,



-     to change the underlying investment vehicles,



-     to operate each Separate Account in any form permitted by law, and



- to terminate each Separate Account's registration under the 1940 Act, if such registration should no longer be legally required.




Unless otherwise required under applicable laws and regulations, notice to or approval of Owners will not be necessary for us to make such changes.



Variations in Charges or Rates for Eligible Classes



We may allow a reduction in or the elimination of any Contract charges, or an increase in a credited interest rate for a Fixed Investment Option. The affected Contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the Contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the Contracts.



The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:



-     the size of the initial Purchase Payment,



-     the size of the group or class,



- the total amount of Purchase Payments expected to be received from the group or class and the manner in which the Purchase Payments are remitted,



- the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class,



- the purpose for which the Contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or



- the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class.



We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.



                            Distribution of Contracts



John Hancock Distributors, Inc., formerly Signator Investors, Inc. ("Signator"), acts as principal distributor of the Contracts sold through this Prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is 197 Clarendon Street, Boston, Massachusetts 02116. Signator is a subsidiary of John Hancock.



You may have purchased a Contract either through Signator's registered representatives or through other broker-dealers whose representatives are authorized by applicable law to sell annuity products. We do not expect the compensation to such broker-dealers to exceed 6.0% for Independence and Independence Preferred Contracts or 8.0% for Independence 2000 Contracts of Purchase Payments (on a present value basis). For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions. Signator compensates its registered representatives for sales of the Contracts on a commission and service fee basis. We, in turn, reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing and sales of these Contracts. We offered these Contracts on a continuous basis, but neither John Hancock nor Signator was obligated to sell any particular amount of Contracts.



We or our affiliates may provide compensation to broker-dealers for providing on-going service in relation to contracts that have already been purchased. The amount and timing of compensation we or our affiliates may provide may vary, but total compensation paid to broker-dealers with respect to the Contracts is not expected to exceed the amount of compensation for distribution of the Contracts, as described in this Prospectus.



Signator representatives may receive additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of Contracts issued by us. From time to time, Signator, at its expense, may also provide significant additional amounts to broker dealers or other financial services firms which sell or arrange for the sale of the Contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may be motivated to sell our Contracts instead of Contracts issued by other insurance companies.



                                     Experts



Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements and schedules of John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company at December 31, 2005, and 2004 and for each of the three years in the period ended December 31, 2004, and the financial statements of the Separate Accounts at December 31, 2005 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this Prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

              APPENDIX A: Example of Withdrawal Charge Calculation



Assume the Following Facts:



On January 1, 1997, you make a $5,000 initial Purchase Payment and we issue you a Contract.



On January 1, 1998, you make a $1,000 Purchase Payment



On January 1, 1999, you make a $1,000 Purchase Payment.



On January 1, 2000, the total value of your Contract is $9,000 because of good investment earnings.



Now assume you make a partial withdrawal of $6,000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $399.89. We withdraw a total of $6,399.89 from your Contract.



                 $  6,000.00   --  withdrawal request payable to you
                 +    399.89   --  withdrawal charge payable to us
                 $  6,399.89   --  total amount withdrawn from your Contract



HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:



(1) We first reduce your $5,000 INITIAL PURCHASE PAYMENT by the three annual $30 Contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4,910 from your Contract.



                 $      5,000
                 -         30    --   1998 Contract fee payable to us
                 -         30    --   1999 Contract fee payable to us
                 -         30    --   2000 Contract fee payable to us
                 $      4,910    --   amount of your initial Purchase Payment we
                                      would consider to be withdrawn



Under the free withdrawal provision, we deduct 10% of the total value of your Contract at the beginning of the Contract Year, or $900 (.10 x $9,000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4,010. Because you made the initial Purchase Payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $280.70 from your Contract to cover the withdrawal charge on your initial Purchase Payment. We pay the remainder of $3,729.30 to you as a part of your withdrawal request.



                 $   4,910.00
                 -     900.00    --   free withdrawal amount (payable to you)
                 $   4,010.00
                 x        .07
                 $     280.70    --   withdrawal charge on initial Purchase
                                      Payment (payable to us)



                 $   4,010.00
                 -     280.70
                 $   3,729.30    --   part of withdrawal request payable to you



(2) We NEXT deem the entire amount of your 1998 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 8%. We deduct the resulting $80 from your Contract to cover the withdrawal charge on your 1998 Purchase Payment. We pay the remainder of $920 to you as a part of your withdrawal request.

                 $      1,000
                 x        .08
                 $         80    --   withdrawal charge on 1998 Purchase Payment
                                      (payable to us)



                 $      1,000
                 -         80
                 $        920    --   part of withdrawal request payable to you



(3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3,729.30 from your initial Purchase Payment, and $920 from your 1998 Purchase Payment. Therefore, $450.70 is needed to reach $6,000.



                 $   6,000.00    --   total withdrawal amount requested
                 -     900.00    --   free withdrawal amount
                 -   3,729.30    --   payment deemed from initial Purchase
                                      Payment
                 -     920.00    --   payment deemed from 1998 Purchase Payment
                 $     450.70    --   additional payment to you needed to reach
                                      $6,000



We know that the withdrawal charge percentage for this remaining amount is 8%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:



Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]



                 $     450.70         =    x - [.08x]
                 $     450.70         =    . 92x
                 $     450.70/.92     =    x
                 $     489.89         =    x



                 $     489.89         --   deemed withdrawn from 1999 Purchase
                                           Payment
                 $     450.70         --   part of withdrawal request payable to
                                           you
                 $      39.19         --   withdrawal charge on 1999 Purchase
                                           Payment deemed withdrawn (payable to
                                           us)



                 $     280.70         --   withdrawal charge on the INITIAL
                                           PURCHASE PAYMENT
                 $      80.00         --   withdrawal charge on the 1998
                                           PURCHASE PAYMENT
                 $      39.19         --   withdrawal charge on the 1999
                                           PURCHASE PAYMENT
                 $     399.89         --   Total withdrawal charge

                        APPENDIX B: Qualified Plan Types


TRADITIONAL IRAs


Individual Retirement Annuities



Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.



The Contract may be issued with a death benefit or an optional benefit rider. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.



Distributions



In general, all amounts paid out from a traditional IRA Contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59-1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA Contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.



The tax law requires that annuity payments under a traditional IRA Contract begin no later than April 1 of the year following the year in which the Owner attains age 70-1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.



ROTH IRAs



Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.



Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:



made after the Owner attains age 59-1/2;



made after the Owner's death;



attributable to the Owner being disabled; or



a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.



In addition, distributions from Roth IRAs need not commence when the Owner attains age 70-1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other Qualified Plans.



If the Contract is issued with CERTAIN death benefits or an optional benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.


Conversion to a Roth IRA


You can convert a traditional IRA to a Roth IRA, unless:


-     you have adjusted gross income over $100,000, or

-     you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules . The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.



SIMPLIFIED EMPLOYEE  PENSIONS (SEP-IRAs)



Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.



TAX-SHELTERED ANNUITIES



Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity Contracts for them and, subject to certain limitations, to exclude the Purchase Payment from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payment, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payment and Contract value. It is possible that the IRS could characterize the death benefit as an incidental death benefit, resulting in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.



Tax-sheltered annuity Contracts must contain restrictions on withdrawals of:



- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,



-     earnings on those contributions, and



- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.



These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)


PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(a)


In general, an employer may deduct from its taxable income Purchase Payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee."



Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of Purchase Payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70-1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70-1/2.)



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS



The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity Contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payment and Contract value. It is possible that the IRS could characterize the death benefit as an incidental death benefit, resulting in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. [If the Contract is issued with [CERTAIN - verify] death benefits or an optional benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.



DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS



Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity Contract for Federal income tax purposes.



A Section 457 plan must satisfy several conditions, including the following:



it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and all compensation deferred under the plan must remain solely the employer's property , subject to the claims of the employer's creditors.



When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70-1/2 or, if later, retires.

                   APPENDIX U: Accumulation Unit Value Tables

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       [JOHN HANCOCK LOGO]   Statement of Additional Information
                     JOHN HANCOCK HANNUITIES                   dated May 1, 2006




                      Statement of Additional Information
         John Hancock Life Insurance Company Variable Annuity Account U


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the deferred or immediate variable annuity contracts and the deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS" issued by JOHN HANCOCK LIFE INSURANCE COMPANY ("JHLICO") in all jurisdictions as follows:


                          PROSPECTUSES ISSUED BY JHLICO
          ( to be read with this Statement of Additional Information)
                          Accommodator Variable Annuity
                          Independence Variable Annuity

Unless otherwise specified, "WE," "US," "OUR," or a "COMPANY" refers to the applicable issuing company of a Contract. You, the contract owner, should refer to the first page of your variable annuity contract for the name of your issuing company.

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                       JOHN HANCOCK LIFE INSURANCE COMPANY

          Annuity Service Office              Mailing Address
          601 Congress Street                 Post Office Box 55106
          Boston, Massachusetts 02210-2805    Boston, Massachusetts  02205-5106
          (617) 663-3000 or (800) 732-5543    www.johnhancockannuities.com

JHLICO VA ACCT U SAI 5/06

                               Table of Contents


DISTRIBUTION...............................................................  3
CALCULATION OF PERFORMANCE DATA............................................  3
   MONEY MARKET VARIABLE INVESTMENT OPTIONS................................  3
   OTHER VARIABLE INVESTMENT OPTIONS.......................................  3
     "Standardized" Total Return...........................................  3
     Yield.................................................................  4
     "Non-Standardized" Performance........................................  4
OTHER PERFORMANCE INFORMATION..............................................  4
CALCULATION OF ANNUITY PAYMENTS............................................  4
     Calculation of Annuity Units..........................................  4
     Annuity Unit Values...................................................  5
     Mortality Tables......................................................  6
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES.......................  6
     Net Investment Rate...................................................  6
     Adjustment of Units and Values........................................  6
     Hypothetical Example Illustrating the Calculation of
     Accumulation Unit Values and Annuity Unit Values......................  6
PURCHASES AND REDEMPTIONS OF FUND SHARES...................................  7
THE ACCOUNT................................................................  7
DELAY OF CERTAIN PAYMENTS..................................................  7
LIABILITY FOR TELEPHONE TRANSFERS..........................................  7
VOTING PRIVILEGES..........................................................  8

                                  Distribution


The distribution of the contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement we paid for such services during the past three fiscal years as follows:


YEAR                 AMOUNT PAID TO SIGNATOR
----                 -----------------------
2005                       $
2004                       $14,434,824
2003                       $18,242,108



                         Calculation of Performance Data


The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.




MONEY MARKET VARIABLE INVESTMENT OPTIONS

We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but the withdrawal charge and any charge for premium taxes and optional benefits are not.

The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:


             Effective yield = (Base period return + 1)(365/7) - 1


OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return

Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                             P x ( 1 + T )(n) = ERV


Where:

P = a hypothetical initial premium payment of $1,000
T = average annual total return
n = number of years

ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)


We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1997. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the contracts because the Account is used for other variable annuities offered by us.

Yield

We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                           Yield = 2[(a-b/cd+1)(6)-1]

        where:   a = net investment income earned during the period by the fund whose shares are owned by the variable investment option

                 b = expenses accrued for the period (net of any reimbursements)

                 c = the average daily number of accumulation units outstanding during the period

                 d = the offering price per accumulation unit on the last day of the period

According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Neither the withdrawal charge nor any charges for premium taxes or optional rider benefits are reflected in the calculation.

"Non-Standardized" Performance

We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, annual contract fee, withdrawal charge or charges for optional rider benefits described in the prospectus.

Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.


                          Other Performance Information


You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.


                         Calculation of Annuity Payments


Calculation of Annuity Units

We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

For each variable investment option, we THEN divide:

                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000

and multiply the result by

                    the applicable annuity purchase rate set
                      forth in the contract and reflecting

                      (1) the age and, possibly, sex of the
                                   payee and

                         (2) the assumed investment rate
                                (discussed below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

                   the amount of the initial monthly variable annuity payment from that variable annuity option

                                       by

                     the annuity unit value of that variable
                    investment option as of 10 calendar days
                  prior to the date the initial payment is due

For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000

If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

Annuity Unit Values

The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

      (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

      (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be 0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

Mortality Tables

The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.


              Additional Informantion about Determining Unit Values


The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net Investment Rate

For any period, the net investment rate for a variable investment option equals

      (1) the percentage total investment return of the corresponding fund for that period (assuming reinvestment of all dividends and other distributions from the fund), less

      (2) for each calendar day in the period, a deduction of 0.002740% (the charges for mortality and expense risks and administrative services) of the value of the variable investment option at the beginning of the period, and less

      (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

Adjustment of Units and Values

We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

Hypothetical Example Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values

Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $109.60 assuming a one day period. The $109.60 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00002740. By substituting in the first formula above, the net investment rate is equal to $3890.40 ($2000 + $3000 - $1000 - $109.60)
divided by $4,000,000 or 0.0009726.

Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be [$11.250000 x (1 + .0009726)] or $11.260942. The value of an annuity unit at the end of the period would be [$1.0850000 x (1 + .00096726) x ..99990575] or $1.0859529. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.


                    Purchases and Redemptions of Fund Shares


John Hancock purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Series Fund, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Series Fund share for each fund determined on that same date.


                              The Separate Account



In addition to the assets attributable to contracts, the Separate Account includes assets derived from charges made by and, possibly, funds contributed by John Hancock to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.



                            Delay of Certain Payments


Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

      (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

      (2)   when trading on that Exchange is restricted;

      (3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

      (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.


                        Liability for Telephone Transfers


If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

-     requiring personal identification,

-     tape recording calls, and

-     providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.


                                Voting Privileges


Here's the formula we use to determine the number of fund shares as to which you may give instructions:

                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                         the corresponding class of the
                                  fund's shares

At a shareholders' meeting, you may give instructions regarding:

      (1)   the election of a Board of Trustees,

      (2)   the ratification of the selection of independent auditors,

      (3) the approval of a Series Fund's investment management agreements, and

      (4)   other matters requiring a vote under the 1940 Act.

The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

We will furnish you information and forms so that you may give voting instructions.

We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                    APPENDIX A: Audited Financial Statements



                          [TO BE UPDATED BY AMENDMENT]

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS. TO BE UPDATED BY AMENDMENT

1.   Condensed Financial Information, Part A.

2. Statement of Assets and Liabilities, John Hancock Variable Annuity Account U, Part B.

3.   Statement of Operations, John Hancock Variable Annuity Account U, Part B.

4. Statement of Changes in Net Assets, John Hancock Variable Annuity Account U, Part B.

5.   Notes to Financial Statements, John Hancock Variable Annuity Account U,
     Part B.

6.   Consolidated Balance Sheets, John Hancock Life Insurance Company, Part B.

7. Notes to Consolidated Financial Statements, John Hancock Life Insurance Company, Part B.

(B) EXHIBITS:

1. John Hancock Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account U, dated April 8, 1996; incorporated herein by reference to the Registrant's Registration Statement, filed with the Commission on July 18, 1996.

2.   Not Applicable.

3. (a) Form of Distribution and Servicing Agreement by Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 23, 1997.

     (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4. Form of periodic payment deferred annuity contract (90-70), included in the original Form N-4 Registration Statement under the Securities Act of 1933 of this Account (File No. 33-34813) filed on May 4, 1990.

5. Form of annuity contract application (Form 15648) included in the original Form N-4 Registration Statement under the Securities Act of 1933 of this Account (File No. 33-34813) filed on May 4, 1990.

6. (a) John Hancock Life Insurance Company's Restated Articles of Organization, are incorporated by reference from Form S-6 to Post-Effective Amendment No. 10 to File No. 333-76662, filed on March 7, 2001.

     (b) John Hancock's Articles of Amendment are incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-91448, filed on September 23, 2002.

     (c) John Hancock Life Insurance Company's Amended and Restated By-Laws are hereby incorporated by reference to the Annual Report filed on Form 10-K, file No. 333-45862, filed with the Commission on March 28, 2002.

7.   Not Applicable.

8.   Not Applicable.

9. Opinion and Consent of Counsel, incorporated by reference from File No. 333-81103, filed on Form N-4 on August 9, 1999.

10.  (a)  Representation of counsel Incorporated by reference

     (b)  Consent of independent auditors TO BE UPDATED BY AMENDMENT

     (c) Power of attorney for David F. D'Alessandro, Foster L. Aborn, Wayne A. Budd, John M. Connors, Jr., John M. De Ciccio, Richard B. DeWolfe, Robert E. Fast, Thomas P. Glynn, Michael C. Hawley, Edward H. Linde,
          R. Robert Popeo, and Robert J. Tarr are incorporated by reference to Post-Effective Amendment No. 2 to File No. 333-70734, filed on September 12, 2002. Power of attorney for Robert J. Davis, incorporated by reference to Post-Effective Amendment No. 6 to File No. 333-84783, filed on February 13, 2003.

     (d) Powers of Attorney for John D. Des Prez III, Jonathan Chiel, Warren A. Thompson, Robert A. Cook, Marc Costantini, and James R. Boyle. -- FILED HEREWITH

11.  Not Applicable.

12.  Not Applicable.

ITEM 25. Directors and Officers of the Depositor



                       JOHN HANCOCK LIFE INSURANCE COMPANY



CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER
John D. DesPrez III



EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL -- JOHN HANCOCK
Jonathan Chiel



VICE PRESIDENT, COUNSEL AND CORPORATE SECRETARY
Emanuel Alves



BOARD OF DIRECTORS
John D. DesPrez III, Chairman
James R. Boyle
Jonathan Chiel
Robert A. Cook
Marc Costantini
Warren A. Thomson



SENIOR EXECUTIVE VICE PRESIDENTS
Donald A. Guloien
Peter H. Rubenovitch



EXECUTIVE VICE PRESIDENTS
Leo de Bever
James R. Boyle
Robert T. Cassato
Robert A. Cook
Simon R. Curtis
Marianne Harrison
Beverly S. Margolian
James P. O'Malley
Peter A. Stuart
Warren A. Thomson and Chief Investment Officer -- US Investments



SENIOR VICE PRESIDENTS
Alison Alden
Philip Armstrong
Peter Copestake and Treasurer
Marc Costantini and Chief Financial Officer
Donna Driscoll
Steven Finch
James D. Gallagher
Patrick Gill and Controller
Peter Gordon
Richard Gourlay and Chief Auditor

Scott S. Hartz
Norman Light
Gregory Mack
Ronald J. McHugh
Laura A. Moore
John Ostler
William H. Palmer
Diana L. Scott
Alan R. Seghezzi and Counsel
Ivor J. Thomas
John G. Vrysen
Keith Walter



VICE PRESIDENTS
Loida R. Abraham
Emanuel Alves Counsel, and Corporate Secretary
June Amori
Roy V. Anderson
Susan Bellingham
Wendy A. Benson
Stephen J. Blewitt
Robert Boyda
George H. Braun
James Brockelman
John Burrow
William Burrow
Tyler Carr
Philip Clarkson and Counsel
Brian Collins
John J. Danello
Willma Davis
Brent Dennis
Michael Dommeruth
Carol Nicholson Fulp
John Egbert
Edward Eng
Paul C. English
Patrick Flynn
Joseph A. Fournier
Richard Harris and Appointed Actuary
David Hayter
Kevin Hill
E. Kendall Hines
James C. Hoodlet and Counsel
Naveed Irshad
Roy Kapoor
Robert Kilimnik
Frank Knox
Jonathan Kutrubes
Cynthia Lacasse
Robert Leach
David Libbey

David Longfritz
Katherine MacMillan
Janis K. McDonough
William McPadden
John Maynard
Peter J. Mongeau
Curtis Morrison
Karen V. Morton-Grooms and Counsel
Colm D. Mullarkey
Scott Navin
Nina Nicolosi
Kenneth V. Nordstrom
Geraldine F. Pangaro
Phillip J. Peters
Steven Pinover
John W. Pluta
Deborah A. Poppel
S. Mark Ray
Jill Rebman
Karl G. Reinhold
Mark Rizza
Andrew Ross
George Rothauser
Thomas Samoluk
Margo Sammons
Joseph Scott
Gordon Shone
Jonnie Smith
Bruce R. Speca
Yiji S. Starr
Michael H. Studley and Counsel
Brooks E. Tingle
Dennis Turner
Randy Zipse
Wayne Zuk and Assistant Treasurer



OTHER OFFICERS
ASSISTANT SECRETARIES
Rosalie M. Calabraro
Elizabeth A. Clark
Deanna Garland
Grace M. O'Connell
Jennifer L. Tansey



ASSISTANT TREASURERS
Cathy Hopkinson
Maralyn Kobayashi Senior Portfolio Manager and Assistant Treasurer Kevin J. McWilliams
Peter S. Mitsopoulos
Faisal Rahman Portfolio Manager and Assistant Treasurer

CHIEF COMPLIANCE OFFICER, INVESTMENTS*
Gordon Pansegrau
1/25/06


The principal business address for each of the above-named directors and officers of John Hancock is John Hancock Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHLICO, operated as a unit investment trust. Registrant supports benefits payable under JHLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHLICO own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHLICO directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2004 appears below:

                                                                           LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                                    ID    EQUITY     INCORPORATION        DIVISION
---------                                                                  -----   ------   ----------------   ----------------
Manulife Financial Corporation                                              0002      100   CANADA             Corporate
   JOHN HANCOCK HOLDINGS (DELAWARE) LLC                                     0275      100   Delaware           Corporate
      JOHN HANCOCK FINANCIAL SERVICES, INC.                                 0003      100   Delaware           Corporate
   THE MANUFACTURERS LIFE INSURANCE COMPANY                                 0001      100   Canada             Corporate
      Manulife Bank of Canada                                               0058      100   Canada             Canadian
      Manulife Financial Services Inc.                                      0199      100   Canada             Canadian
      Manulife Securities International Ltd.                                0079      100   Canada             Canadian
      Manulife Canada Ltd.                                                  0157      100   Canada             Canadian
      First North American Insurance Company                                0111      100   Canada             Canadian
      Equinox Financial Group, Inc.                                         0239      100   Canada             Canadian
         EIS Insurance Services, Inc.(1).                                              50   Canada             Canadian
         2733854 Canada Ltd. (2).                                                     100   Canada             Canadian
      JLOC Holding Company                                                             30   Cayman Islands     Corporate
      Opportunity Finance Company                                                      30   Cayman Islands     Corporate
      Cantay Holdings Inc.                                                  0051      100   Ontario            Corporate
      Canaccord Capital Inc.                                                        13.07   British Columbia   Corporate
      Regional Power Inc.                                                   0136    83.50   Canada             Corporate
            ADDALAM POWER CORPORATION                                                  50   Philippines        Investments
      Manulife Data Services Inc.                                           0081      100   Barbados           Corporate
      Manulife Enterprises (Alberta) Limited                                0276      100   Alberta            Corporate
         Manulife Enterprises (Bermuda) Limited                             0277      100   Bermuda            Corporate
      Manulife Capital Inc.                                                 0278      100   Canada             Corporate

                                                                           LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                                    ID    EQUITY     INCORPORATION        DIVISION
---------                                                                  -----   ------   ----------------   ----------------
      P.V.S. Preferred Vision Services Inc.                                            20   Canada             Investments
      880 Belgrave Way Holdings Ltd.                                                  100   British Columbia   Investments
      Churchill Office Park Limited                                                    45   Canada             Investments
      Landex Properties Ltd.                                                0238      100   British Columbia   Investments
      Enterprise Capital Management Inc.                                               20   Ontario            Investments
      6212344 Canada Limited                                                0272      100   Canada             Investments
      SEAMARK Asset Management Ltd.                                                 35.01   Canada             Investments
      1293319 Ontario Inc.                                                  0170      100   Ontario            Investments
      3426505 Canada Inc.                                                   0161      100   Canada             Investments
      FNA Financial Inc.                                                    0115      100   Canada             Investments
         Elliot & Page Limited                                              0116      100   Ontario            Investments
      NAL Resources Limited                                                 0117      100   Alberta            Investments
      NAL Resources Management Limited                                      0120      100   Canada             Investments
         1050906 Alberta Ltd.                                               0127      100   Alberta            Investments
      2015500 Ontario Inc.                                                  0154      100   Ontario            Investments
      NALC Holdings Inc.(3)                                                 0103       50   Ontario            Investments
      2015401 Ontario Inc.                                                  0140      100   Ontario            Investments
      2024385 Ontario Inc.                                                  0153      100   Ontario            Investments
      Cavalier Cable, Inc.(4).                                                         78   Delaware           Investments
      MFC Global Investment Management (U.S.A.) Limited                     0156      100   Canada             Investments
      Resolute Energy Inc.                                                          11.42   Alberta            Investments
      Micro Optics Design Corporation                                               17.69   Nevada             Investments
      PK Liquidating Company II, LLC                                                   18   Delaware           Investments
      Intrepid Energy Corp.                                                            19   Alberta            Investments
      Avotus Corp.                                                                  10.13   Canada             Investments
      Manulife Holdings (Alberta) Limited                                   0201      100   Alberta            U.S.
         Manulife Holdings (Delaware) LLC                                   0205      100   Delaware           U.S.
            The Manufacturers Investment Corporation                        0087      100   Michigan           U.S.
               Manulife Reinsurance Limited                                 0067      100   Bermuda            Reinsurance
                  Manulife Reinsurance (Bermuda) Limited                    0203      100   Bermuda            Reinsurance
               John Hancock Life Insurance Company (U.S.A.)(5).             0019      100   Michigan           U.S.
                  The Manufacturers Life Insurance Company of America       0017      100   Michigan           U.S.
                  Manulife Service Corporation                              0007      100   Colorado           U.S.
                  John Hancock Distributors LLC(6).                         0005      100   Delaware           U.S.
                  Aegis Analytical Corporation                                      15.41   Delaware           Investments
                  John Hancock Investment Management Services, LLC(7).      0097       60   Delaware           U.S.
                  John Hancock Life Insurance Company of New York(8).       0094      100   New York           U.S.
                  Ironside Venture Partners I LLC                           0196      100   Delaware           Investments
                     NewRiver Investor Communications Inc.                          11.29   Delaware           Investments
                  Polymerix Corporation                                              11.4   Delaware           Investments
                  Ennal, Inc.                                               0124      100   Delaware           U.S.
                  Ironside Venture Partners II LLC                          0197      100   Delaware           Investments
                  Manulife Property Management of Washington, D.C., Inc.              100   Wash., D.C.        Investments
                  Avon Long Term Care Leaders LLC                           0158      100   Delaware           U.S.
                  ESLS Investment Limited, LLC                                         25   Ohio               Corporate
                  Flex Holding, LLC                                                  27.7   Delaware           Corporate
                     Flex Leasing I, LLC                                            99.99   Delaware           Corporate
                  MANULIFE LEASING CO., LLC                                            80   Delaware           Corporate
                  Dover Leasing Investments, LLC                                       99   Delaware           Corporate
                  MCC Asset Management, Inc.                                0186      100   Delaware           U.S.

                                                                           LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                                    ID    EQUITY     INCORPORATION        DIVISION
---------                                                                  -----   ------   ----------------   ----------------
   MFC Global Fund Management (Europe) Limited                                        100   England            Investments
      MFC Global Investment Management (Europe) Limited                     0064      100   England            Investments
      WT (SW) Properties Ltd.                                               0082      100   England            Corporate
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                  0138      100   Germany            Reinsurance
         Manulife Holdings (Bermuda) Limited                                0147      100   Bermuda            Reinsurance
            Manulife Management Services Ltd.                               0191      100   Barbados           Reinsurance
            Manufacturers P&C Limited                                       0036      100   Barbados           Reinsurance
                     MANUFACTURERS LIFE REINSURANCE LIMITED                 0049      100   Barbados           Reinsurance
   FCM Holdings Inc.                                                        0104      100   Philippines        Asia
   Manulife (Singapore) Pte. Ltd.                                           0014      100   Singapore          Asia
      John Hancock Life Assurance Company, Ltd.                                       100   Singapore          Asia
   The Manufacturers Life Insurance Co. (Phils.), Inc.                      0164      100   Philippines        Asia
      FCM Plans, Inc.                                                       0155      100   Philippines        Asia
      Manulife Financial Plans, Inc.                                        0187      100   Philippines        Asia
   Manulife (Vietnam) Limited                                               0188      100   Vietnam            Asia
   Manulife International Holdings Limited                                  0152      100   Bermuda            Asia
      Manulife Provident Funds Trust Company Limited                        0163      100   Hong Kong          Asia
      Manulife Asset Management (Asia) Limited                                        100   Barbados           Asia
         Manulife Asset Management (Hong Kong) Limited                      0078      100   Hong Kong          Asia
         P.T. Manulife Aset Manajemen Indonesia                             0141       85   Indonesia          Asia
            P.T. Buanadaya Sarana Informatika(9).                                      96   Indonesia          Asia
      Manulife (International) Limited                                      0028      100   Bermuda            Asia
         Manulife-Sinochem Life Insurance Co. Ltd.                          0043       51   China              Asia
         The Manufacturers (Pacific Asia) Insurance Company Limited         0061      100   Hong Kong          Asia
                     MANULIFE CONSULTANTS LIMITED                                     100   Hong Kong          Asia
                     MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                         100   Hong Kong          Asia
         Manulife Financial Management Limited                                        100   Hong Kong          Asia
         Manulife Financial Group Limited                                             100   Hong Kong          Asia
         Manulife Financial Investment Limited                                        100   Hong Kong          Asia
   P.T. Asuransi Jiwa Manulife Indonesia                                    0042       71   Indonesia          Asia
                     P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                  0075       99   Indonesia          Asia
                     P.T. MANULIFE INTIJAYA                                            90   Indonesia          Asia
                     P.T. MANULIFE INTISARI                                            95   Indonesia          Asia
   6306471 Canada Inc.                                                      0282      100   Canada             Corporate
      CDF (Thailand) Ltd.                                                   0287       90   Thailand           Asia
         OQC (Thailand) Ltd.(10).                                           0288       51   Thailand           Asia
            Interlife John Hancock Assurance Public Company Limited(11).    0286       70   Thailand           Asia
   Manulife Technology & Services Sdn Bhd                                   0285      100   Malaysia           Asia
   Manulife Alberta Limited                                                 0279      100   Alberta            Corporate
      Manulife European Holdings (Bermuda) Limited                          0270      100   Bermuda            Corporate
         Manulife European Investments (Luxembourg) S.a.r.l.                0271      100   Luxembourg         Corporate

                                                                           LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                                    ID    EQUITY     INCORPORATION        DIVISION
---------                                                                  -----   ------   ----------------   ----------------
         Manulife Hungary Holdings Limited(12).                             0149       99   Hungary            Corporate
   MLI Resources Inc.                                                       0193      100   Alberta            Corporate
      Manulife Life Insurance Company(13).                                  0180    35.02   Japan              Japan
         MFC Global Investment Management (Japan) Limited                   0208      100   Japan              Japan
      Manulife Century Investments (Bermuda) Limited                        0172      100   Bermuda            Corporate
         Manulife Century Investments (Luxembourg) S.A.                     0173      100   Luxembourg         Corporate
            Manulife Century Investments (Netherlands) B.V.                 0174      100   Netherlands        Corporate
               Manulife Premium Collection Co., Ltd.(14).                   0178       57   Japan              Japan
               Y.K. Manulife Properties Japan                               0142      100   Japan              Japan
               Daihyaku Manulife Holdings (Bermuda) Limited                 0175      100   Bermuda            Corporate
               Manulife Century Holdings (Netherlands) B.V.                 0195      100   Netherlands        Corporate
   Manulife Holdings (Hong Kong) Limited                                    0015      100   Hong Kong          Asia
   MANULIFE (MALAYSIA) SDN.BHD.                                             0074      100   Malaysia           Asia
   Manulife Financial Systems (Hong Kong) Limited                           0053      100   Hong Kong          Asia
Manulife Financial Corporation                                                 2      100   CANADA
   JOHN HANCOCK FINANCIAL SERVICES, INC.                                       3      100   Delaware
   THE MANUFACTURERS LIFE INSURANCE COMPANY                                    1      100   Canada
      Manulife Bank of Canada                                                 58      100   Canada
      Manulife Financial Services Inc.                                       199      100   Canada
      Manulife Securities International Ltd.                                  79      100   Canada
      Enterprise Capital Management Inc.                                               20   Ontario
      Cantay Holdings Inc.                                                    51      100   Ontario
      FNA Financial Inc.                                                     115      100   Canada
         Elliot & Page Limited                                               116      100   Ontario
      NAL Resources Limited                                                  117      100   Alberta
      3550435 Canada Inc.                                                    107      100   Canada
         MFC Insurance Company Limited                                       106      100   Canada
         FCM Holdings Inc.                                                   104      100   Philippines
      Manulife Canada Ltd.                                                   157      100   Canada
      1293319 Ontario Inc.                                                   170      100   Ontario
      3426505 Canada Inc.                                                    161      100   Canada
      Canaccord Capital Inc.                                                        13.07   British Columbia
      Manulife International Capital Corporation Limited                     135      100   Ontario
         Golf Town Canada Inc.                                                      43.43   Canada
         Regional Power Inc.                                                 136       80   Canada
         Avotus Corp.                                                               10.36   Canada
      First North American Insurance Company                                 111      100   Canada
      JLOC Holding Company                                                             30   Cayman Islands
      Opportunity Finance Company                                                      30   Cayman Islands
      Resolute Energy Inc.                                                           11.5   Alberta
      SEAMARK Asset Management Ltd.                                          118    35.01   Canada
      NAL Resources Management Limited                                       120      100   Canada
         1050906 Alberta Ltd.                                                127      100   Alberta
      PK Liquidating Company II, LLC                                                   18   Delaware
      Intrepid Energy Corp.                                                            19   Alberta
      Manulife Data Services Inc.                                             81      100   Barbados
      Micro Optics Design Corporation                                               17.69   Nevada
      Innova LifeSciences Corporation                                               15.79   Ontario
      2015401 Ontario Inc.                                                   140      100   Ontario
      2015500 Ontario Inc.                                                   154      100   Ontario

                                                                           LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                                    ID    EQUITY     INCORPORATION        DIVISION
---------                                                                  -----   ------   ----------------   ----------------
      MFC Global Investment Management (U.S.A.) Limited                      156      100   Canada
      Cavalier Cable, Inc.(2)                                                          78   Delaware
      2024385 Ontario Inc.                                                   153      100   Ontario
      6212344 Canada Limited                                                 272      100   Canada
      NALC Holdings Inc.(3)                                                  103       50   Ontario
      Manulife Holdings (Alberta) Limited                                    201      100   Alberta
         Manulife Holdings (Delaware) LLC                                    205      100   Delaware
            The Manufacturers Investment Corporation                          87      100   Michigan
               Manulife Reinsurance Limited                                   67      100   Bermuda
                  Manulife Reinsurance (Bermuda) Limited                     203      100   Bermuda
               The Manufacturers Life Insurance Company (U.S.A.)              19      100   Michigan
                  Manulife Service Corporation                                 7      100   Colorado
                  Manulife Financial Securities LLC                            5      100   Delaware
                  Manufacturers Securities Services, LLC(4)                   97       60   Delaware
                  The Manufacturers Life Insurance Company of New York        94      100   New York
                  The Manufacturers Life Insurance Company of America         17      100   Michigan
                  Aegis Analytical Corporation                                      15.41   Delaware
                  Manulife Property Management of Washington, D.C., Inc.              100   Wash., D.C.
                  ESLS Investment Limited, LLC                                         25   Ohio
                  Polymerix Corporation                                              11.4   Delaware
                  Ennal, Inc.                                                124      100   Delaware
                  Avon Long Term Care Leaders LLC                            158      100   Delaware
                  Ironside Venture Partners I LLC                            196      100   Delaware
                     NewRiver Investor Communications Inc.                          11.29   Delaware
                  Ironside Venture Partners II LLC                           197      100   Delaware
                  Flex Holding, LLC                                                  27.7   Delaware
                     Flex Leasing I, LLC                                            99.99   Delaware
                  MANULIFE LEASING CO., LLC                                  150       80   Delaware
                  Dover Leasing Investments, LLC                                       99   Delaware
      MFC Global Fund Management (Europe) Limited                             64      100   England
         MFC Global Investment Management (Europe) Limited                            100   England
      WT (SW) Properties Ltd.                                                 82      100   England
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                   138      100   Germany
      Manulife International Holdings Limited                                152      100   Bermuda
         Manulife Provident Funds Trust Company Limited                      163      100   Hong Kong
         Manulife Asset Management (Asia) Limited                             78      100   Barbados
            Manulife Asset Management (Hong Kong) Limited                             100   Hong Kong
            P.T. Manulife Aset Manajemen Indonesia                           141       85   Indonesia
               P.T. Buanadaya Sarana Informatika(5)                                    96   Indonesia
         Manulife (International) Limited                                     28      100   Bermuda
            Manulife-Sinochem Life Insurance Co. Ltd.                         43       51   China
      Manulife (Vietnam) Limited                                             188      100   Vietnam
      The Manufacturers Life Insurance Co. (Phils.), Inc.                    164      100   Philippines
         FCM Plans, Inc.                                                     155      100   Philippines
         Manulife Financial Plans, Inc.                                      187      100   Philippines
      P.T. Asuransi Jiwa Manulife Indonesia                                   42       71   Indonesia
                     P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                    75      100   Indonesia
                     P.T. ASURANSI JIWA MANULIFE PRIMA(6)                            90.4   Indonesia
                     P.T. ASURANSI JIWA MANULIFE INTI(7)                             95.9   Indonesia
      Manulife (Singapore) Pte. Ltd.                                          14      100   Singapore

                                                                           LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                                    ID    EQUITY     INCORPORATION        DIVISION
---------                                                                  -----   ------   ----------------   ----------------
      Manulife Holdings (Bermuda) Limited                                    147      100   Bermuda
         Manulife Management Services Ltd.                                   191      100   Barbados
         Manufacturers P&C Limited                                            36      100   Barbados
      Manulife European Holdings 2003 (Alberta) Limited                      202      100   Alberta
         Manulife European Holdings (Bermuda) Limited                        270      100   Bermuda
            Manulife European Investments (Luxembourg) S.a.r.l.              271      100   Luxembourg
               Manulife Hungary Holdings Limited(8).                         149       99   Hungary
      MLI Resources Inc.                                                     193      100   Alberta
         Manulife Life Insurance Company(9)                                  180       35   Japan
            MFC Global Investment Management (Japan) Limited                 208      100   Japan
         Manulife Century Investments (Bermuda) Limited                      172      100   Bermuda
            Manulife Century Investments (Luxembourg) S.A.                   173      100   Luxembourg
               Manulife Century Investments (Netherlands) B.V.               174      100   Netherlands
                  Manulife Premium Collection Co., Ltd.(10).                 178       57   Japan
                  Y.K. Manulife Properties Japan                             142      100   Japan
                  Manulife Century Holdings (Netherlands) B.V.               195      100   Netherlands

ITEM 27. NUMBER OF CONTRACT OWNERS

As of MARCH 31, 2005, there were 14,774 qualified and 12,008 non-qualified contracts of the series offered hereby outstanding.

ITEM 28. INDEMNIFICATION

Pursuant to Article 8 of the Company's Bylaws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V, and H, and John Hancock Variable Life Accounts S, U, V, and UV.

(b)  OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC. at the time of filing.

NAME                    TITLE
----                    -----
William H. Palmer       Chairman, CEO and Director
Wendy A. Benson         President, COO and Director
Katherine P. Klingler   Vice President
Peter Copestake         Vice President and Treasurer
Wayne Zuk               Vice President, Treasury and Assistant Treasurer

Cathy Hopkinson         Assistant Vice President, Treasury and Assistant
                        Treasurer
David Hayter            Assistant Vice President, Securities Operations
Grant D. Ward           Secretary/Clerk, CCO
Mitchell A. Karman      Director
Ronald J. McHugh        Director
Lawrence J. Niland      Director
Daniel L. Ouellette     Director
Francis J. Taft         Director

----------
All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8-8, Boston, MA 02117.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of
     Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by
     Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 27th day of February, 2006.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
(Registrant)

By:  JOHN HANCOCK LIFE INSURANCE COMPANY
     -----------------------------------
     (Depositor)


By:  /s/ John D. DesPrez III
     -----------------------------------
     John D. DesPrez III
     Chairman, President and CEO

JOHN HANCOCK LIFE INSURANCE COMPANY


By:  /s/ John D. DesPrez III
     -----------------------------------
     John D. DesPrez III
     Chairman, President and CEO

                                   SIGNATURES

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 27th day of February, 2006.

Signature                              Title
---------                              -----
/s/ John D. DesPrez                    Chairman, President and CEO
----------------------------------     (Principal Executive Officer)
John D. DesPrez


/s/ Marc Costantini                    Director, Senior Vice President and CFO
----------------------------------     (Principal Financial Officer)
Marc Costantini


/s/ Patrick Gill                       Senior Vice President and Controller
---------------------------------      (Principal Accounting Officer)
Patrick Gill


*                                      Director
---------------------------------
James R. Boyle


*                                      Director
---------------------------------
Jonathan Chiel


*                                      Director
---------------------------------
Warren A. Thompson


*                                      Director
---------------------------------
Robert A. Cook



/s/ Emanuel Alves
---------------------------------
EMANUEL ALVES
Pursuant to Power of Attorney

                                INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

Exhibits

Item B 10(d) - Powers of Attorney